            As filed with the U.S. Securities and Exchange Commission
                               on September 11, 1997

                          Securities Act File No. 333-
                      Investment Company Act File No. 811-

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [x]

                        Pre-Effective Amendment No.                   [ ]

                        Post-Effective Amendment No.                  [ ]

                                     and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY        [x]
                                 ACT OF 1940

                                Amendment No. [ ]

                        (Check appropriate box or boxes)

                               GTF Advantage Funds
 ................................................................................
               (Exact Name of Registrant as Specified in Charter)

          350 Park Avenue, 19th Floor
               New York, New York                              10022
          ...........................                    ................
        (Address of Principal Executive Office)             (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (212) 634-0888

                                   Amy N. Kong
                               GTF Advantage Funds
                           350 Park Avenue, 19th Floor
                            New York, New York 10022
                    .........................................
                     (Name and Address of Agent for Service)

                                    Copy to:
                                Jon S. Rand, Esq.
                            Willkie Farr & Gallagher
                               One Citicorp Center
                              153 East 53rd Street
                          New York, New York 10022-4677

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                Proposed
    Title of                      Proposed       Maximum
   Securities                     Maximum       Aggregate       Amount of
     Being      Amount Being   Offering Price   Offering       Registration
   Registered    Registered       per Unit        Price            Fee
   ----------    ----------       --------        -----            ---

   Shares of
   beneficial
   interest,
   $.001 par
   value per
   share

                 Indefinite*          *         Indefinite*         $0

   -----------------------


                       DECLARATION PURSUANT TO RULE 24F-2

   * An indefinite number of shares of beneficial interest of the Registrant is being registered by this Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act").


         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended (the "1933 Act"), or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                               GTF ADVANTAGE FUNDS

                                    FORM N-1A

                              CROSS REFERENCE SHEET
                              ---------------------


Part A
Item No.                         Prospectus Heading
--------                         ------------------


1. Cover Page..................  Cover Page

2. Synopsis....................  Expense Information

3. Condensed Financial
   Information.................  Not Applicable

4. General Description of
   Registrant..................  Cover Page; Investment Objectives and Policies;
                                 Risk Factors and Certain Investment Strategies; Investment Restrictions; General Information

5. Management of the Fund......  Management of the Trust

6. Capital Stock and Other
   Securities..................  General Information

7. Purchase of Securities Being
   Offered.....................  Purchase of Shares; Net Asset Value

8. Redemption or Repurchase....  Redemption of Shares; Net Asset Value

9. Legal Proceedings...........  Not Applicable

Part B                           Heading for the Statement of
Item No.                         Additional Information
--------                         ----------------------

10. Cover Page.................  Cover Page

11. Table of Contents..........  Contents

12. General Information and

    History....................  Management of the Trust

13. Investment Objectives and
    Policies...................  Investment Objectives; Investment Policies

14. Management of the
    Registrant.................  Management of the Trust; See Prospectus--
                                 "Management of the Trust"

15. Control Persons and Principal
    Holders of Securities......  Management of the Trust

16. Investment Advisory and
    Other Services.............. Management of the Trust; See Prospectus --
                                 "Management of the Trust"

17. Brokerage Allocation........ Investment Policies

18. Capital Stock and Other
    Securities.................. Management of the Trust--Organization of the
                                 Trust; See Prospectus -- "General Information"

19. Purchase, Redemption and
    Pricing of Securities Being
    Offered..................... Additional Purchase and Redemption Information;
                                 See Prospectus--"Purchase of Shares; Redemption of Shares"

20. Tax Status.................. Additional Information Concerning Taxes; See
                                 Prospectus -- "Dividends, Distributions and
                                 Taxes"

21. Underwriters................ Management of the Trust; See Prospectus --
                                 "Management of the Trust"

22. Calculation of Performance
    Data........................ Determination of Performance

23. Financial Statements........ Financial Statements



    Part C
    ------

             Information required to be included in Part C is set forth after the appropriate item, so numbered, in Part C to this Registration Statement.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                  Subject to Completion, Dated September 11, 1997

                               GTF ADVANTAGE FUNDS
                           350 Park Avenue, 19th Floor
                            New York, New York 10022

                              GTF ASIA GROWTH FUND
                             GTF GREATER CHINA FUND
                               GTF EUROGROWTH FUND

Prospectus                                                   November __, 1997


          GTF Advantage Funds (the "Trust") is an open-end management investment company that currently consists of three separate investment portfolios (each a "Fund" and collectively, the "Funds") designed to offer investors a variety of investment opportunities. Each Fund has distinct investment objectives and policies. Information concerning the Funds has been combined into this one Prospectus to aid investors in understanding the similarities and differences among the Funds.

          The Trust is organized as a Massachusetts business trust. GTF Asset Management (USA), Inc. (the "Adviser") serves as the investment adviser to the Funds and manages the investments of the Funds according to the investment objectives of each Fund.

          GTF Asia Growth Fund is a diversified portfolio that seeks to maximize long-term capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers located in countries comprising the Asian continent ("Asian Countries"). Asian Countries include, but are not limited to, Hong Kong, Malaysia, Singapore, Thailand, China, Indonesia, the Philippines, South Korea and Taiwan.

          GTF Greater China Fund is a diversified portfolio that seeks to achieve long-term capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies located in the People's Republic of China, Taiwan and Hong Kong.

          GTF Eurogrowth Fund is a diversified portfolio that seeks to achieve long-term capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of small capitalization issuers located in countries in both Eastern and Western Europe.

          Investments by the Funds in the securities of foreign issuers may involve investment risks different from those of U.S. issuers. In addition, many debt and convertible securities are not considered investment grade and the Funds may invest in varying degrees in such securities. Securities of this type (commonly referred to as "junk bonds") are subject to a greater risk of loss of principal and interest. Investors should carefully assess these risks before investing in the Funds. See "RISK FACTORS AND CERTAIN INVESTMENT STRATEGIES."

          Each Fund offers two classes of shares, General Shares and Advisor Shares, both of which are offered by this Prospectus.

          The Prospectus sets forth concisely the information a prospective investor should know before investing in any of the above Funds. Investors should read and retain this Prospectus for future reference. Additional Information about the Funds is contained in the Statement of Additional Information, which has been filed with the Securities and Exchange Commission (the "SEC") and is available for reference, along with other related materials, on the SEC Internet Web site (http://www.sec.gov) or upon request without charge by contacting the Trust at the address above or by calling (800) ________. The Statement of Additional Information, as amended or supplemented from time to time, bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

          This Prospectus is not an offering of the securities herein described in any jurisdiction or to any person to whom it is unlawful for the Funds to make such an offer or solicitation. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this Prospectus.

            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
                   THE SECURITIES AND EXCHANGE COMMISSION NOR
                   HAS THE SECURITIES AND EXCHANGE COMMISSION
                     PASSED UPON THE ACCURACY OR ADEQUACY OF
                       THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


                                                                          PAGE




EXPENSE INFORMATION..........................................................4


INVESTMENT OBJECTIVES AND POLICIES...........................................7


RISK FACTORS AND CERTAIN INVESTMENT STRATEGIES..............................13


INVESTMENT RESTRICTIONS.....................................................30


PORTFOLIO TURNOVER RATE.....................................................31


MANAGEMENT OF THE TRUST.....................................................31


ADMINISTRATION OF THE FUNDS.................................................32


COUNSEL AND AUDITORS........................................................34


PURCHASE OF SHARES..........................................................34


EXCHANGE OF SHARES..........................................................37


REDEMPTION OF SHARES........................................................37


NET ASSET VALUE.............................................................39


DIVIDENDS, DISTRIBUTIONS AND TAXES..........................................40


PERFORMANCE INFORMATION.....................................................41


GENERAL INFORMATION.........................................................43

                               EXPENSE INFORMATION


General Shares

                                                                          GTF
                                           GTF Asia     GTF Greater   Eurogrowth
                Expenses                 Growth Fund    China Fund       Fund
                --------                 -----------    ----------       ----

Shareholder Transaction Fees
  Maximum Sales Load Imposed on
  Purchases (as a percentage of offering
  price............................         ___%          ___%           ___%
  Redemption Fees (as a percentage of
  amount redeemed,
  if applicable)* ................          1.00%         1.00%          1.00%
Annual Fund Operating Expenses
  (as a percentage of average net
  assets)..........................
  Management Fees..................         ___%          ___%           ___%
  12b-1 Fees.......................         ___%          ___%           ___%
  Other Expenses...................         ___%          ___%           ___%

  Total Fund Operating Expenses (after
  fee waivers).....................         ___%          ___%           ___%




--------
* The Funds will impose a redemption fee equal to 1.00% of the net asset value of Shares redeemed within 90 days of purchase.

Advisor Shares

                                                                        GTF
                                           GTF Asia     GTF Greater   Eurogrowth
                Expenses                 Growth Fund    China Fund      Fund
                --------                 -----------    ----------      ----

Shareholder Transaction Fees
  Maximum Sales Load Imposed on
  Purchases (as a percentage of offering
  price)...........................           ___%         ___%        ___%
  Redemption Fees (as a percentage of
  amount redeemed,
  if applicable)*..................           1.00%        1.00%       1.00%
Annual Fund Operating Expenses
  (as a percentage of average net
  assets...........................
  Management Fees..................           ___%         ___%        ___%
  12b-1 Fees.......................           ___%         ___%        ___%
  Other Expenses...................           ___%         ___%        ___%
  Total Fund Operating Expenses (after        ___%         ___%        ___%
  fee waivers).....................





-------------
* The Funds will impose a redemption fee equal to 1.00% of the net asset value of Shares redeemed within 90 days of purchase.

Example

                                    General Shares              Advisor Shares
                                    --------------              --------------

  You would pay the following
  expenses on a $1,000
  investment, assuming (1) 5%
  annual return and (2)
  redemption at the end of each
  period

  GTF Asia Growth Fund
     1 year......................
     3 years.....................
  GTF Greater China Fund
     1 year......................
     3 years.....................
  GTF Eurogrowth Fund
     1 year......................
     3 years.....................


The purpose of this table is to assist the investor in understanding the various costs and expenses that a shareholder will bear directly or indirectly. While the example assumes a 5% annual return, each Funds' actual performance will vary and may result in actual returns greater or less than 5%. The above example should not be considered a representation of past or future expenses or performance. Actual expenses of the Funds may be greater or less than those shown.

                       INVESTMENT OBJECTIVES AND POLICIES


Investment Objectives

          The investment objective of each Fund is fundamental and may not be changed without a vote of the holders of the majority of the outstanding voting securities of the Fund. Unless otherwise noted, the Funds' investment policies are not fundamental and may be changed without shareholder approval. Additional investment policies and restrictions are described in the Statement of Additional Information.

          GTF Asia Growth Fund (the "Asia Growth Fund") is a diversified portfolio that seeks to maximize long-term capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers located in countries comprising the Asian continent ("Asian Countries"). Asian Countries include, but are not limited to, Hong Kong, Malaysia, Singapore, Thailand, China, Indonesia, the Philippines, South Korea and Taiwan. Under normal circumstances, the Asia Growth Fund may invest up to 35% of its total assets (and in excess of that amount during temporary defensive periods) in equity securities of issuers located outside the Asian continent.

          GTF Greater China Fund (the "Greater China Fund") is a diversified portfolio that seeks to achieve long-term capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies located in the People's Republic of China, Taiwan and Hong Kong (collectively, the "Greater China Region"). Under normal circumstances, the Greater China Fund may invest up to 35% of its total assets (and in excess of that amount during temporary defensive periods) in equity securities of issuers located outside the Greater China Region.

          GTF Eurogrowth Fund (the "Eurogrowth Fund") is a diversified portfolio that seeks to achieve long-term capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of small capitalization issuers located in countries comprising the United Kingdom and the European continent ("European Countries"). European Countries include, but are not limited to, Austria, Belgium, Denmark, Germany, Finland, France, Greece, the Republic of Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Turkey, the United Kingdom (collectively "Western Europe"), Albania, Bulgaria, the Czech and Slovak Republics, Hungary, Poland, Romania, the successor states of the former Yugoslavia and the Commonwealth of Independent States (formerly the Union of Soviet Socialist Republics) (collectively, "Eastern Europe"). An issuer will be considered to be a small capitalization issuer if its total market capitalization (market price per share expressed in U.S. Dollars multiplied by total shares outstanding) is less than $1 billion at the time of purchase. Under normal circumstances, the Eurogrowth Fund may invest up to 35% of its total assets (and in excess of that amount during temporary defensive periods) in issuers located outside the European Countries or issuers with total market capitalization in excess of $1 billion.

Investment Policies Common To All Funds

          The Funds' investment adviser, GTF Asset Management (USA), Inc. (the "Adviser"), uses a multi-factor research approach when selecting investments for the Funds. These factors include, among others, evaluation of each country's political stability, prospects for economic growth (inflation, interest direction, pro-business attitude, trade balance, current account balance, capital flow and currency strength), identification of long-term trends that might create investment opportunities, the status of the purchasing power of the people and population and composition of the work force. In reviewing potential companies in which to invest, the Adviser considers, among other factors, the company's quality of management, plans for long-term growth, competitive position in the industry, future expansion plans and growth prospects, valuations compared with industry average, earnings track record and a debt/equity ratio less than the market average. In addition, the Adviser will visit countries and companies in person to derive firsthand information for further evaluation. After evaluation of all factors, the Adviser attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of the varying economic and political factors.

          Equity Securities. An equity security is defined as common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; special classes of shares available only to foreign persons in markets that restrict the ownership of certain classes of equity to nationals or residents of the country; and depositary receipts of an issuer. An issuer located in a particular country or region means an issuer: (i) the principal securities trading market for which is in that country or region; (ii) which derives at least 50% of its revenues or earnings, either alone or on a consolidated basis, from goods produced or sold, investments made or services performed in that country or region, or which has at least 50% of its assets situated in that country or one or more countries located in that region; or (iii) that is organized under the laws of, and with a principal office in, that country or region. Determinations as to whether an issuer is located in a particular country or region will be made by the Adviser based on publicly available information and inquiries made to the issuer.

          ADRs and EDRs. The Funds may also invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets. See "RISK FACTORS AND CERTAIN INVESTMENT STRATEGIES--Strategies and Risks Common to All Funds."

          Debt and Convertible Securities. The Funds may also invest in convertible securities which are fixed-income securities such as corporate bonds, notes and preferred stocks that can be exchanged for stock and other securities (such as warrants) that also offer equity participation. Convertible securities are hybrid securities, combining the investment characteristics of both bonds and common stocks. Like a bond, a convertible security pays a pre-determined interest rate, but may be converted into common stock at a specific price or conversion rate. The investor has the right to initiate conversion into a specified quantity of the underlying stock at a stated price, within a stipulated period of time. Convertible securities are generally senior to common stock and junior to non-convertible debt. In addition to the convertible securities denominated in the currency of the issuer, the Funds may also invest in convertible securities which are denominated in another currency (i.e., U.S. dollars). See "RISK FACTORS AND CERTAIN INVESTMENT STRATEGIES--Strategies and Risks Common to All Funds."

          Each of the Funds may invest and hold up to 35% of its net assets in fixed income securities rated below investment grade, or if unrated, considered to be of comparable quality. A security will be considered investment grade if it is rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P"). See "RISK FACTORS AND CERTAIN INVESTMENT STRATEGIES -- Risks Associated with Lower Rated Securities."

          Many of the debt and convertible securities in which the Funds will invest may be unrated by any rating agency and, in that case, there may be no objective standard against which the Adviser may evaluate such securities. The Adviser seeks to minimize the risks of investing in lower-rated securities through investment analysis and attention to current developments in interest rates and economic conditions. In selecting debt and convertible securities for the Funds, the Adviser will assess the following factors: 1) creditworthiness;
2) yield of security relative to yield of other fixed-income securities; 3) price of security relative to price of other comparable securities; 4) interest or dividend income; 5) potential for capital appreciation; 6) price of security relative to price of underlying stock, if a convertible security; 7) impact of security on diversification of the portfolios; 8) currency of issue; 9) call and/or put features; and 10) size of issue. See "RISK FACTORS AND CERTAIN INVESTMENT STRATEGIES--Foreign Debt Ratings."

          When-Issued, Delayed-Delivery and Forward Commitment Transactions. The Funds may purchase securities on a "when-issued" or "delayed-delivery" basis and may purchase or sell securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. See "RISK FACTORS AND CERTAIN INVESTMENT STRATEGIES--Strategies and Risks Common to All Funds."

          Investments in Other Investment Companies. With respect to certain countries, which currently include South Korea and Taiwan, investments by the Funds may only be made through investment in other investment companies that in turn are authorized to invest in the securities of such countries. The investment in securities of other investment companies by the Funds will be subject to limitations under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund may invest up to 10% of its total assets in other investment companies. See "RISK FACTORS AND CERTAIN INVESTMENT STRATEGIES--Strategies and Risks Common to All Funds."

          Money Market Instruments. The Adviser intends to be fully invested in the economies appropriate to each Fund's investment objectives as is practicable, in light of economic and market conditions and each Fund's cash needs. When, in the opinion of the Adviser, a temporary defensive position is warranted or during times of international political or economic uncertainty, the Funds are permitted to invest temporarily and without limitation in high quality short term money market instruments of U.S. or foreign issuers or maintain a cash position. Such instruments include but are not limited to the following: obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("Government Securities"); bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loans and similar institutions) that are high quality investments or, if unrated, deemed by the Adviser to be high quality investments; commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; obligations of foreign governments, their agencies or instrumentalities; and repurchase agreements with respect to the foregoing portfolio securities. A Fund's investment objective may not be achieved at such times when a temporary defensive position is maintained. A description of the rating systems of Moody's and S&P is contained in an Appendix to the Funds' Statement of Additional Information.

          Options. The Funds may write covered call options and purchase put and call options on securities to reduce overall risk. The Funds may also purchase put and call options on foreign currencies to hedge against movements in currency exchange rates. For the same purpose, the Funds may also purchase and sell foreign currency futures contracts and write covered call options on such contracts. Finally, the Funds may purchase and sell stock index futures to hedge against equity markets. Collectively, these securities may be referred to as "derivatives." See "RISK FACTORS AND CERTAIN INVESTMENT STRATEGIES--Strategies and Risks Common to All Funds."

Investment Policies Specific to the Asia Growth Fund

          The Adviser believes that in contrast to more developed economies, the newly industrialized Asian Countries are in an earlier and more dynamic growth stage of their economic development. This growth has been characterized by, among other factors pro business governments and policies, a stable investment environment, low production costs, a large and educated work force and a strong work ethic. Historically, South Korea, Hong Kong, Singapore and Taiwan have been examples of these traits. Today, however, the economies of China, Indonesia, Malaysia, the Philippines and Thailand have started to exhibit many of these same characteristics.

          Many of the Asian stock markets are either fully open to foreign investors or are in the process of becoming so. The Adviser believes that the opening of these markets offers attractive opportunities for long-term investment. Furthermore, the global trend of deregulation has also resulted in a more dynamic environment for these Asian economies and financial markets.

          The Advisor uses a combination of top-down asset allocation and bottom-up stock selection to investment. The top-down analytical aspect emphasizes identifying major economic trends, policy directions and specific risks in individual countries and examining the liquidity conditions of each stock market. This process helps to make choices between asset classes within a market.

          With an increasingly globalized perspective, investors, both local and foreign, tend to compare expected returns from a specific asset class on a cross-border basis. Liquidity analysis which examines the flow of capital in both a regional and global context, has become a key determinant of resources and growth in developing countries.

          Bottom-up stock selection evaluates companies based upon growth at a reasonable rate. The Adviser will evaluate a particular company's growth potential and value based upon its historical, industry and regional standards. In addition to a particular company's financial position, profitability prospects and capital needs going forward, the Adviser also considers the quality, integrity and performance record of a company's management team in order to determine whether a company is well poised to continue to maintain its competitive advantage in its industry. Finally, the growth potential for a particular company will be evaluated in conjunction with its valuations relative to historical, industry and regional standards.

          The assets of the Fund will be invested with geographic flexibility; however, there is no limitation on the percentage of assets which may be invested in the securities of issuers located in any one country. The Fund, however, under normal circumstances will invest in at least three different Asian Countries. The Fund may invest up to 35% of its total assets in equity and other securities of issuers located outside of the Asian continent.

Investment Policies Specific to the Greater China Fund

          The Fund's assets will be invested principally in equity securities and, when and if available, equity related instruments such as convertible bonds and warrants that are listed on China's nationally recognized stock exchanges, currently consisting of the Shanghai Securities Exchange ("SHSE") and the Shenzhen Stock Exchange ("SZSE"), the Hong Kong Stock Exchange, the Taiwan Stock Exchange or other major international stock exchanges, having substantial business operations in the Greater China Region. The Fund may invest in unlisted Chinese companies (insofar as permitted by Chinese law), or in listed securities of non-Chinese companies that derive or expect to derive a significant part of their revenue and/or profits from the Greater China Region or which have or expect to have substantial assets in the Greater China Region. The Fund may also invest in fixed income securities issued by the government and enterprises in the Greater China Region.

          The Adviser believes that the economic and political transformation that is currently taking place in the Greater China Region will generate long-term growth and opportunity for superior investment returns. This growth is supported by infrastructure investments, an expanding consumer market, integration of the Greater China economy with other markets, and increasing interaction with the Asia Pacific Region and the global economy. The Fund will provide a vehicle for long-term investors.

          The Fund aims to invest in companies which the Adviser considers to exhibit good growth potential, have sound management and attractive valuation. The Adviser believes in adding value in investment by focusing on companies with high growth potential, strong future profitability and prospects, competitive advantage in domestic and international markets and sound management. The investment style is a synthesis of the top-down, bottom-up approach previously outlined in connection with the Asia Growth Fund, which is dynamic and flexible to meet the developing nature of the diverse development in the Greater China Region's changing economic environment. A fundamental, in depth and thorough research process will be implemented through frequent visits to not only individual companies, but also to various government economic and industrial entities. The Adviser will combine this fundamental analysis with financial analytic screening techniques to ensure that investment opportunities provide for value and growth. The Adviser intends to invest fully the net assets of the Fund at the earliest appropriate opportunity, but may be restrained from doing so due to the limited availability of companies and market conditions.

          Not more than 10% of the Fund's total net asset value will be invested in unlisted securities. It is the intention of the Adviser that where investments in unlisted securities are made, such investments are made in securities where a listing can reasonably be expected to be obtained within a reasonable period of time following the Fund's commitment.

Investment Policies Specific to the Eurogrowth Fund

          The Fund's assets will be invested primarily in equity securities of companies in the emerging capital markets of Eastern Europe and small- or medium-sized companies (i.e. companies having stock market capitalizations of $1 billion or less at time of purchase) of Western Europe. The Adviser believes that the newly developed capital markets of Eastern Europe, like the newly industrialized Asian countries, are in a growth stage of their development, characterized by, among other factors, low labor costs and a skilled labor force. In Western Europe, the Adviser believes that the economic environment, characterized by low inflation, low interest rates, low public sector deficits, strong balance sheets in the corporate sector and deregulation of certain industries, provides particular opportunities for investment.

          In both Western and Eastern Europe, the Fund aims to invest in companies which the Adviser considers to exhibit long-term growth potential, strong future profitability and capital needs going forward. The investment style is a synthesis of the top-down bottom up approach previously outlined in connection with the Asia Growth Fund, which is particularly suited to meet the dynamic nature of the changing markets in Eastern and Western Europe. The Adviser seeks to identify companies believed to be undervalued in the marketplace in relation to such factors as the company's assets, earnings and growth potential or which the Adviser believes are best positioned within a particular industry to take advantage of specific economic and political factors likely to result in growth for that industry.

          The stock markets of Eastern Europe and Western Europe are either fully open for foreign investors or are in the process of opening further. The Adviser believes that the further opening of these markets offer particular opportunities for investment.

          The assets of the Fund will be invested with geographic flexibility; however, there is no limitation on the percentage of assets which may be invested in the securities of issuers located in any one country. The Fund, however, under normal circumstances will invest in at least three different European Countries. The Fund may invest up to 35% of its total assets in equity and other securities of issuers located outside of the European continent, including, without limitation, the United States, and in non-convertible bonds and other debt securities issued by non-U.S. issuers and non-U.S. government entities.

                 RISK FACTORS AND CERTAIN INVESTMENT STRATEGIES

Investment Strategies and Risks Common to All Funds

          Below are explanations and the associated risks of certain securities and investment techniques employed by the Funds. Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds, nor can there be any assurance that any Fund's investment objective will be attained.

          Foreign Securities. Investments by the Funds in the securities of foreign issuers may involve investment risks different from those of U.S. issuers, including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. With respect to certain foreign countries, there is a possibility of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in those countries. In addition, brokerage commissions, custodian services, withholding taxes and other costs relating to investment in foreign markets generally are more expensive than in the United States.

          Foreign Debt Ratings. Non-U.S. debt instruments are not required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. To the extent that such ratings are undertaken, they are related to evaluations of the country in which the issuer of the instrument is located. Ratings generally take into account the currency in which a non-U.S. debt instrument is denominated; instruments issued by a foreign government in other than the local currency, for example, typically have a lower rating than local currency instruments due to the existence of an additional risk that the government will be unable to obtain the required foreign currency to service its foreign currency-denominated debt. In general, the ratings of debt securities or obligations issued by a non-U.S. public or private entity will not be higher than the rating of the currency or the foreign currency debt of the central government of the country in which the issuer is located, regardless of the intrinsic creditworthiness of the issuer. The Funds will invest in such securities only if the Adviser determines that such instruments do not present unreasonable risks to the Funds.

          Emerging Markets. Investing in securities of issuers in emerging markets involves special risks. The risks of investing in foreign markets generally are amplified for investments in developing markets. Additional risks of investment in such markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets in such countries and the lower volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in a Fund's loss of its entire investment in that market; and (iv) less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.

          The Eurogrowth Fund's investments will include issuers in countries that constitute emerging economies and markets including the current or formerly communist countries of Eastern Europe, as well as the Commonwealth of Independent States (formerly the Union of Soviet Socialist Republics). The Greater China Fund's investments will include issuers in the People's Republic of China. (These countries are referred to collectively as the "Communist Countries"). Upon the accession to power the Communist regimes approximately 40 to 70 years ago, the governments of a number of the Communist Countries expropriated a large amount of property. The claims of the many property owners against these governments were never finally settled. There can be no assurance that any Fund investment in Communist Countries would not also be expropriated, nationalized or otherwise confiscated. In the event of such expropriation, nationalism or other confiscation, a Fund could lose its entire investment in the country involved. In addition, any change in leadership or policies or unanticipated political or social developments of Communist Countries may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect the existing investment opportunities and the availability to a Fund of additional investments in those countries.

          ADRs and EDRs. For many foreign securities, there are U.S. dollar denominated American Depositary Receipts ("ADRs"), which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in foreign issuer's stock however, the Funds will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for most ADRs. The Funds may also invest in European Depositary Receipts ("EDRs"), also known as Continental Depositary Receipts or CDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security. The Funds may invest in unsponsored ADRs and EDRs.

          IDRs. International Depositary Receipts ("IDRs"), also known as Global Depositary Receipts or GDRs, are similar to ADRs except that they are bearer securities for investors or traders outside the U.S., and for companies wishing to raise equity capital in securities markets outside the U.S. Most IDRs have been used to represent shares although it is possible to use them for bonds, commercial paper and certificates of deposit. IDRs can be convertible to ADRs in New York making them particularly useful for arbitrage between the markets. The funds may invest in unsponsored IDRs.

          Investment and Repatriation Restrictions. Foreign investment in certain Asian Countries and European Countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain securities and increase the costs and expenses of the Fund. Certain foreign countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain foreign countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

          Certain foreign countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in a foreign country's balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in certain Asian Countries and other European Countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

          Foreign Currency Transactions. The Funds may engage in foreign currency transactions in connection with their investment in foreign securities but will not speculate in foreign currency exchange. Each Fund will conduct its foreign currency exchange transactions (i) on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into futures contracts or options on such contracts, (iii) through entering into forward contracts to purchase or sell foreign currency or (iv) by purchasing exchange traded currency options. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

          When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, a Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This tends to limit potential gains, however, that might result from a positive change in such currency relationships. The Funds' currency hedging will be limited to hedging involving either specific transactions or portfolio positions. See "Futures Contracts and Related Options" below.

          When the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's securities denominated in that foreign currency. In this situation the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when the Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedge"). The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain. In addition, some currency prices may be volatile, and there is a possibility of governmental controls on currency exchange or governmental intervention in currency markets which could adversely affect a Fund.

          Options on Securities and Securities Indices. The Funds may purchase and write put and call options on foreign or U.S. securities and indices and enter into related closing transactions. A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer (the seller of the option) of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 10% of that Fund's total assets. The Funds will only write call options on a covered basis. A Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to the Fund's total return. The Funds may lose potential market appreciation, however, if the Adviser's judgment is incorrect with respect to interest rates, security prices or the movement of indices.

          A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer (the seller of the option) at the exercise price during the option period and the writer of the option has the obligation to purchase the security from the purchaser of the option. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 10% of the Fund's total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. The Funds will, at all times during which they hold a put option, own the security underlying such option. The Funds will receive premium income from writing put options, although they may be required, when the put is exercised, to purchase securities at higher prices than the current market price.

          Futures Contracts and Related Options. Each Fund may invest in futures contracts and options on futures contracts, including index contracts or foreign currencies for hedging purposes or to maintain liquidity. Aggregate initial margin and premiums required to establish positions other than those considered by the Commodity Futures Trading Commission to constitute "bona fide hedging" will not exceed 5% of a Fund's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts. Although a Fund is limited in the amount of assets that may be invested in futures transactions, there is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities.

          At maturity, a futures contract obligates the Funds to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

          Each Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the market is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. The primary risks associated with the use of futures contracts and options (commonly referred to as "derivatives") are: (i) imperfect correlation between the change in market value of the securities held by the Fund and the price of futures contracts and options; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses, which are potentially unlimited, due to unanticipated market movements; and (iv) the Adviser's ability to predict correctly the direction of security prices, interest rates and other economic factors.

          Hedging Considerations. Each Fund may engage in options, futures and currency transactions for, among other reasons, hedging purposes. A hedge is designed to offset a loss on a portfolio position with a gain in the hedge position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedge position. As a result, the use of options, futures contracts and currency exchange transactions for hedging purposes could limit any potential gain from an increase in value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. Each Fund will engage in hedging transactions only when deemed advisable by the Adviser, and successful use of hedging transactions will depend on the Adviser's ability to predict correctly movements in the hedge and the hedged position and the correlation between them, which could prove to be inaccurate. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends.

          Asset Coverage. Each Fund will comply with applicable regulatory requirements designed to eliminate any potential for leverage with respect to options written by the Fund on securities, indexes and currencies; currency, interest rate and stock index futures contracts and options on these futures contracts; and forward currency contracts. The use of these strategies may require that the Fund maintain cash or other liquid assets that are acceptable as collateral to the broker to the appropriate regulatory authority in a segregated account with its custodian or a designated sub-custodian to the extent the Fund's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

          When-Issued, Delayed-Delivery and Forward Commitment Transactions. The Funds may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on this basis. No income will accrue on securities purchased on a when-issued or delayed-delivery basis until the securities are delivered. A Fund will establish a segregated account in which it will maintain cash and other liquid assets at least equal in value to its commitments for when-issued securities, forward commitments and delayed-delivery transactions. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery or a forward commitment basis with the intention of acquiring the securities, the Fund may dispose of such securities prior to settlement if the Adviser deems it appropriate to do so.

          Lower-Rated Securities. There are certain risk factors associated with lower-rated securities. Securities rated in the fourth highest grade have speculative characteristics, and securities rated B have speculative elements and a greater vulnerability to default than higher-rated securities. Investors should be aware that ratings are relative and subjective and are not absolute standards of quality. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of such securities by the Fund, although the Adviser will consider such event in its determination of whether the Fund should continue to hold the securities.

          Each of the Funds may invest up to 35% of its net assets, in securities rated as low as C by Moody's or D by S&P and in unrated securities considered to be of equivalent quality. Securities that are rated C by Moody's are the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Debt rated D by S&P is in default or is expected to default upon maturity or payment date.

          Lower-rated and comparable unrated securities (commonly referred to as "junk bonds") (i) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighted by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, medium- and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by such issuers is significantly greater because medium- and lower-rated securities and unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

          The market value of securities in lower-rated categories is more volatile than that of higher quality securities. In addition, the Funds may have difficulty disposing of certain of these securities because there may be a thin trading market. The lack of a liquid secondary market for certain securities may have an adverse impact on the Funds' ability to dispose of particular issues and may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing the Funds and calculating their respective net asset values.

          For a complete description of the rating systems of Moody's and S&P, see the Appendix to the Statement of Additional Information.

          Illiquid Securities. The Funds may invest up to 15% of the value of their respective net assets in securities that are illiquid because of restrictions on transferability or other reasons, including securities issued pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933, as amended (the "1933 Act") and sold to qualified institutional buyers. A Rule 144A Security will be considered illiquid and therefore subject to each Fund's limitation on the purchase of illiquid securities, unless the Board determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board will carefully monitor any investments by the Funds in Rule 144A Securities. The Board may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for any determination regarding liquidity.

          Convertible Securities. Convertible securities in which the Funds may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates like bonds and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Fund, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of the securities, although the Adviser will consider this event in its determination of whether the Fund should continue to hold the securities.

          Warrants. At the time of issue, the cost of a warrant is substantially less than the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value.

          Short Sales Against the Box. Each Fund may enter into a short sale of securities such that when the short position is open a Fund owns an equal amount of the securities sold or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," will be entered into by a Fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will generally be held by the broker until the settlement date when the Fund delivers securities to close out its short position. Although prior to delivery a Fund will have to pay an amount equal to any dividends paid on the securities sold short, the Fund will receive the dividends from the securities sold short or the dividends from the preferred stock or interest from the debt securities convertible or exchangeable into the securities sold short, plus a portion of the interest earned from the proceeds of the short sale. The Funds will deposit, in a segregated account with its custodian or a qualified subcustodian, the securities sold short or convertible or exchangeable preferred stocks or debt securities in connection with short sales against the box. The Funds will endeavor to offset transaction costs associated with short sales against the box with the income from the investment of the cash proceeds. Not more than 10% of each Fund's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

          Repurchase Agreements. The Funds may enter into repurchase agreements to earn income. The Funds may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Adviser, pursuant to guidelines established by the Board. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the 1940 Act to be collateralized loans by the Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements under the 1940 Act will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. A Fund will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. The Funds must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable.

          Securities Lending. To increase return on portfolio securities, each Fund may lend its portfolio securities on a short-term basis to banks, broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. A Fund will not lend portfolio securities in excess of 33-1/3% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. Loans are made only to borrowers deemed by the Adviser to be of good standing however, and when, in the Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

          Securities of Other Investment Companies. The Funds may invest in securities issued by other investment companies which invest primarily in securities in which the Funds are permitted to invest. Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. As a shareholder of another investment company, a Fund would bear along with other shareholders its pro rata portion of the investment company's expenses, including advisory fees, in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

          Small Capitalization and Emerging Growth Companies. Investing in securities of small-sized and emerging growth companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small-sized companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized companies are typically subject to a greater degree of changes in earnings and business prospect that are larger, more established companies. There is typically less publicly available information concerning small-sized companies than for larger, more established ones. Although investing in securities of emerging growth companies offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value.

Investment Strategies and Risks Specific to the Greater China Fund

          Certain information set forth in this section has been extracted from various governmental publications and other sources. The Trust makes no representation as to the accuracy of the information, nor has the Trust attempted to verify it.

          Since the Fund will invest its assets primarily in the People's Republic of China ("China"), as well as in securities of issuers with substantial assets or interests in the Greater China Region listed on the securities exchanges in Hong Kong and Taiwan, its investment performance will be especially affected by events affecting companies that invest or have significant assets, production, trading or other business interests in the Greater China Region or that derive a significant part of their revenue or profit from the Greater China Region. The value and liquidity of these investments may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in China or neighboring countries.

          Economic and Political Evolution. Political and economic structures in China are undergoing significant evolution and rapid development, and may lack the social, political and economic stability characteristic of the United States. In the past decade, China's economic growth rate has been characterized by wide swings; and as the Renminbi, the official currency of China, becomes fully convertible, it is likely that it will be under pressure from other currencies causing unpredictable and perhaps unstable economic growth. Although the Chinese government is improving monetary and fiscal standards, there can be no assurance that China's economic growth will be better managed.

          Revocation of the United States' Most Favored Nation Status. As an export-driven economy, China is affected by developments in the economies of their principal trading partners. Revocation by the United States of China's "Most Favored Nation" trading status, which the U.S. President and Congress have reconsidered annually, would adversely affect the trade and economic development of China and Hong Kong.

          China's Resumption of Sovereignty. The United Kingdom and China signed the Joint Declaration on the Question of Hong Kong (the "Joint Declaration") in 1984 pursuant to which China resumed the exercise of sovereignty over Hong Kong from the United Kingdom on July 1, 1997, at which time Hong Kong became a Special Administrative Region ("SAR") of China. Under the Joint Declaration and the Chinese law implementing certain commitments

(the "Basic Law"), the current social and economic systems in Hong Kong are to remain unchanged for at least 50 years from July 1, 1997, and Hong Kong is to enjoy a high degree of autonomy except in foreign and defense affairs. The SAR will be vested with executive, legislative and judicial power. Laws currently in force, as amended by the SAR Legislature, are to remain in force except to the extent they contravene the Basic Law. China may not levy taxes on the SAR, the Hong Kong dollar is to remain fully convertible, and Hong Kong is to remain a free port. Under the Basic Law, Hong Kong's current social freedoms, including freedoms of speech, press, assembly, travel and religion, are not to be affected. It cannot be predicted how future developments in Hong Kong and China may affect the implementation of the Basic Law with the resumption of sovereignty.

          Volatility of Chinese Securities Markets. Stock markets in China are still emerging and are undergoing a period of rapid growth and change that may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. At present, although China does not yet have a comprehensive body of securities laws and the regulatory framework of the Chinese securities industry is still in the early stages of its development, recently there has been a higher level of regulation and enforcement activity than in the past.

          The securities markets in the Greater China Region, are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Fewer securities are available for trading and the trading volume on these stock exchanges is lighter than for stock exchanges in the United States and the market capitalization of individual issuers and the market as a whole is smaller. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Fund. A limited number of issuers in the Greater China Region's securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in the Greater China Region may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in these more illiquid securities markets, the Fund's ability to participate fully in price increases may be limited because the Fund cannot invest more than 15% of its net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets may cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, the Greater China Region's securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

          The Hong Kong and Taiwan Stock Markets. The Hong Kong stock market has a high correlation with the U.S. long-term bond market primarily because the Hong Kong currency is "pegged" against the U.S. dollar. At times, the Hong Kong market behaves as if it were a U.S. interest rate sensitive investment. However, this relationship is expected to change over time as Hong Kong's economy becomes increasingly integrated with that of China. A substantial risk premium has been priced into the Hong Kong market. Should Hong Kong maintain its growth and prosperity as a SAR, the risk premium could fall, resulting in a favorable assessment.

          The continuation of the current form of the economic system in Hong Kong will depend on the actions of the Chinese government. Business confidence in Hong Kong, therefore, may be adversely affected by such developments, which in turn may affect markets and business performance. In addition, although Hong Kong is becoming increasingly less dependent on property development income, it still has a high real estate exposure risk. Although the real estate market in Hong Kong has been quite resilient compared to the Japanese real estate market, concentration of income sources may make stock prices more volatile. There can be no assurance that a correction in real estate prices may not adversely affect the stock market.

          In Taiwan, ongoing concern about possible reunification with China continues to cause volatility in the market, particularly in light of China's resumption of sovereignty of Hong Kong. However, if the Hong Kong transition does not significantly affect the operation of the Hong Kong economy and financial markets, the Taiwan political risk premium may receive a favorable reassessment.

          Reporting Standards. Accounting, auditing and financial reporting standards and requirements in China, Hong Kong and Taiwan, in many respects (particularly in the case of China) are less stringent than those applicable to companies in the United States, and less information is available to investors investing in securities of China companies listed in Hong Kong or China. The items appearing on the financial statements of a company listed in such foreign markets may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles.

          China's Legal System. Since 1979, many laws and regulations dealing with economic matters in general have been promulgated in China. Despite this activity in developing the legal system, China does not have a comprehensive system of laws. In addition, enforcement of existing laws may be uncertain and sporadic, and implementation and interpretation thereof inconsistent. China's legal system is based on written statutes and, therefore, decided legal cases are without binding legal effect, although they are often followed by judges as guidance. The interpretation of Chinese laws may be subject to policy changes reflecting domestic political changes.

          There are significant differences between the corporate securities and tax laws of the China and those of western developed countries. The "Company Law of the People's Republic of China" (the "Company Law") became effective on July 1, 1994. Prior to the Company Law, companies were established pursuant to various laws, administrative regulations and regional regulations, including the Shenzhen Municipality Provisional Regulations on Joint Stock Limited Companies and the Shanghai Municipality Provisional Regulations on Joint Stock Limited Companies, as well as the Standard Opinion on Joint Stock Limited Companies and the Standard Opinion on Limited [Liability] Companies. Each of these laws and regulations currently remain in effect and companies formed under such laws and regulations have a prescribed time period in which to satisfy in any additional requirements imposed by the Company Law.

          The People's Republic of China does not yet have any well-established national securities law. Certain securities ordinances or rules and regulations have been promulgated and implemented by the State Council and by the Securities Commission of the State Council, as well as by the China Securities Regulatory Commission. In addition, there are regional ordinances in both Shenzhen and Shanghai. On December 25, 1995, the State Council promulgated the State Council Regulations on the issue of Foreign Investment Shares by Joint Stock Limited Companies listed in the People's Republic of China (the "B Share Regulations"). The Shanghai Municipality Administrative Measures for Renminbi-denominated Special Shares and the Shenzhen Administrative Measures for Renminbi-denominated Special Shares have been repealed. The State Council Securities Commission promulgated the "Implementing Rules for the Listing of Foreign Investment Shares Inside China by a Company Limited by Shares" on May 3, 1996 (the "Implementing Rules"). These new regulations are now the principal regulations concerning trading in foreign investment shares of joint stock limited companies.

          There has not yet been any reported case of attempted enforcement by shareholders of joint stock limited companies of their rights under the Company Law, the B Share Regulations, the Implementing Rules, the securities laws or under the articles of association of those companies formed under the Company Law. Nor has there been any reported case on the enforcement, in general, of the Company Law, securities and tax laws and regulations in relation to joint stock limited companies or their shareholders, whether in court or in arbitration.

          As the Chinese legal system develops, the promulgation of new laws, changes to existing laws and the preemption of local regulations by national laws may adversely affect foreign investors. The trend of legislation over the past 13 years has, however, significantly enhanced the protection afforded foreign investors in enterprises in China. Moreover, there can be no assurance that the current trend in economic legislation towards promoting market reforms and experimentation will not be slowed, curtailed or reversed, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting China's political, economic or social life. Such a shift could have a material adverse effect upon the business and prospects of the Fund.

          Foreign Investment Restrictions. Securities markets in the Greater China Region are smaller and offer fewer investment alternatives than the equity securities markets in Europe and the United States. These countries may prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund which can lead to higher investment costs for foreigners. For example, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

          At present, Taiwan restricts foreign ownership of the shares of publicly-listed companies to 10% per foreign investor and to 25% for all foreign investors. Effective March 3, 1996, foreign individual investors are permitted to participate in the Taiwanese domestic stock market. Moreover, the national policies of Taiwan may restrict investment opportunities in issuers or industries deemed sensitive to national interests. Taiwan imposes a maximum investment limitation of $50 million on foreign institutional investors if the foreign institution does not qualify as a Qualified Foreign Institutional Investor ("QFII"). In order to qualify as a QFII, an institution must currently meet the following conditions (among others):

      a) Banks must be ranked among the top 1,000 banks in the free world (in terms of total assets) and have experience in international financial, securities or trust business;

      b) Insurance companies must have been in business for more than three years and hold securities of at least $300 million;

      c) Fund management companies must also have been in business for more than three years with at least $200 million under management;


      d) Securities firms must have a net worth of at least $100 million and be experienced in international securities investments; or

      e) Mutual funds, unit trusts or investment trusts which have been established for three years and have assets of at least $200 million.

          The Adviser intends to enable the Fund to invest directly in Taiwan Stock Exchange listed companies, either as a QFII approved by the Securities and Futures Commission (the "ROCSFC") of the Republic of China ("ROC") or as a non-QFII approved by the Taiwan Stock Exchange using a registered securities brokerage house. The Fund intends to make Taiwan-related investments in global depositary receipts, Euro-Convertible Bonds and listed beneficiary certificates that represent, or are convertible into, shares of Taiwan-based corporations.

          Although Taiwan no longer requires governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors, it does require a tax agent for profit repatriation.

          During the period when the capital gains on securities transactions are exempt from ROC income tax, the repatriation of the earnings derived from securities investment may be made against a tax payment/exemption certificate which will be issued by the tax authorities as a routine matter.

          Under current ROC law, capital gains on securities transactions are exempt from income tax. This exemption currently applies to capital gains derived from the sale of common stock. On January 4, 1996, the ROC Legislative Yuan passed a bill for the amendment of the ROC Income Tax Law that would have eliminated the exemption from the ROC income tax for gains realized on the sale of ROC securities and imposed a capital gains tax. On January 12, 1996, this amendment was repealed by the Legislative Yuan. The reintroduction of a capital gains tax would require the Legislative Yuan to engage in the full legislative process for the enactment of tax legislation.

          Securities Markets in China. There currently are two officially recognized exchanges in China, the Shanghai Securities Exchange ("SHSE"), which commenced trading on December 19, 1990, and the Shenzhen Stock Exchange ("SZSE"), which commenced trading on July 3, 1991. A number of organized securities markets exist in other cities in China, but these are primarily over-the-counter markets. Certain shares on both exchanges are made available only to Chinese investors, known as "A" Shares, and are traded only in RMB, thus avoiding the issues of repatriation of profits and the remittance of foreign currency that would arise with the participation of foreign investors in the market. In 1993, however, these issues were addressed in legislation concerning a special class of shares, commonly referred to as "B" shares, which are denominated in RMB and are offered exclusively for investment by foreign investors and such other investors as the authorities may approve. The first issues of "B" shares were listed and traded on the SHSE and SZSE in February 1992.

          Prior to the establishment of the SHSE and SZSE, trading of securities in China was conducted in over-the-counter ("OTC") markets in a number of major cities, including Shanghai, Chongqing, Wuhan, Guangzhou and Shenyang. The OTC markets have no fixed location for trading; transactions are negotiated by telephone or similar means. The SHSE and SZSE confine trading of listed shares to the two exchanges, while unlisted stocks continue to be traded in the OTC markets. In addition to the two exchanges and the OTC markets, a nationwide computer system for trading of treasury bills and bonds, the Securities Trading Automated Quotations System ("STAQ"), commenced operations on December 5, 1990 and currently links licensed trading corporations in several cities.

          Currently, trading of treasury bills constitutes the majority of the activity in the Chinese securities markets, while trading of equity securities constitutes only a small portion of the trading activity. Bonds are considered less controversial than equity securities as their issuance does not raise questions of enterprise and ownership. The OTC markets trade only treasury bills and equity securities that are not listed on the SHSE or the SZSE. The SHSE and the SZSE trade both treasury bills and shares of listed companies. Shares are divided into four types based on the type of entity holding them: (1) State shares held by designated State entities on behalf of the State; (2) shares held by Chinese corporations; (3) shares held by Chinese individuals; and (4) shares held by foreign investors. The first three categories are generally referred to as "A" shares. The fourth category is referred to as "B" shares. State shares cannot be sold or transferred without the approval of the State asset administrative departments. "A" shares are quoted and traded in RMB, while "B" shares are quoted in RMB but traded in foreign currencies (currently Hong Kong dollars and U.S. dollars). The same company may simultaneously list "A" shares and "B" shares.

          As of May 31, 1997, there were 381 "A" shares and 47 "B" shares listed on the SHSE and 285 "A" shares and 47 "B" shares listed on the SZSE. The market value of all shares listed on the SHSE and the SZSE as of May 30, 1997 was RMB847 billion (approximately US$106 billion) and RMB699 billion (approximately US$74.6 billion), respectively. The market capitalization of all "B" shares listed on the SHSE and SZSE was RMB22 billion and RMB 26 billion, respectively and the average daily turnover of the SHSE "B" share market was RMB113.7 million (approximately US$14 million) and was RMB894.3 million (approximately US$106 million) for the SZSE market as of the same date. Although "A" shares and "B" shares are exposed to the same economic and social environment, their price movements are not highly correlated. Historically, "B" shares in both markets have traded at a discount to "A" shares. Currently, "B" shares on the SHSE and the SZSE are trading at a discount of approximately 63% and 40%, respectively. On December 16, 1996 the China Securities and Regulatory Commission (the "CSRC") imposed a 10% floor and ceiling restriction on the daily share movement of "B" shares.

          China has not yet promulgated a national securities law although some national securities regulations have been introduced by the People's Bank of China and in 1993, interim national securities laws were issued. Consequently, the SHSE and SZSE are governed by local securities regulations.

          The Hong Kong Securities Market. The Stock Exchange of Hong Kong Ltd. ("Hong Kong Stock Exchange" or "HKSE"), which commenced trading on April 2, 1986 as a result the merger of four predecessor exchanges.

          The HKSE is now the second largest stock market in Asia, behind only that of Japan. As of May 31, 1997, 623 companies were listed on the HKSE. Market capitalization as of the same date was approximately US$534.3 billion. Average daily turnover on the HKSE for January 1997 through May 1997 was US$1.8 billion. As of May 30, 1997, the sectoral market weighting of the Hang Seng Index was as follows: Conglomerates 25%, Finance 25%, Hotel 2%, Industrial 8%, Property 29%, Utilities 10%, and Others 1%. On June 16, 1997, the Hang Seng China-affiliated Corporations Index (HSCCI) was officially launched. This index currently has 32 companies and is weighted by their market capitalization.

          In addition to an active stock market, Hong Kong has an active foreign exchange market, an interbank money market, a large gold bullion market and a futures exchange. Hong Kong is also one of the major Asian centers for venture capital businesses, and many such businesses have their Asian headquarters in Hong Kong.

          In July 1993, a new class of equity securities of Chinese companies, "H shares," began trading on the HKSE. "H" shares are listed and traded on the HKSE, and may only be held by non-PRC individuals and entities. H-share companies are primarily State-owned enterprises in China. As of May 31, 1997, there were 28 companies with "H" Shares listed on the HKSE, with a total market capitalization of US$6.6 billion. The number of Mainland Chinese companies seeking public listing in Hong Kong is expected to increase over time.

          Recently, a new class of company stocks, known as "Red Chips," has emerged. Although there are no official definitions for this category of companies and their equity securities, Red Chip companies are primarily conglomerates or mini-conglomerates with operations and administration based primarily in Hong Kong although partly also in Mainland

China. Often, Red Chip companies are related to different levels of government bureaus in Mainland China or their parent companies are influential State-owned conglomerates.

          The Securities and Futures Commission (the "SFC") was established by the Hong Kong government in May 1989 as an autonomous statutory body outside the civil service which provides a general regulatory framework for the securities and futures industries. The SFC's role is to supervise the stock and futures exchanges, to license and monitor intermediaries, such as brokers and dealers, to devise and enforce detailed rules for conduct of business and capital adequacy for intermediaries. It also monitors the securities market to ensure compliance by all participants with legislation. In 1994, additional legislation was introduced to regulate leveraged foreign exchange dealers, for which the SFC is also responsible.

          The staff of the SFC and the HKSE monitor dealings in securities on the HKSE for unusual transactions and price movements. Possible instances of insider dealing in securities are investigated. Shareholders representing not less than 10% of a company's issued shares or 100 shareholders may request the Financial Secretary of the Government of Hong Kong Special Administrative Region to investigate a company's affairs if malpractice is suspected. No restrictions are imposed on foreign ownership of brokerage operations or foreign participation in the securities market.

          The Taiwan Securities Market. The Taiwan Stock Exchange (the "TSE"), Taiwan's only stock exchange, is a corporation owned by private banks and governmental controlled enterprises. The TSE commenced operations in 1962 with 18 listed companies, with an average daily trading volume of NT$1.6 million. The ROCSFC helped to establish an over-the-counter market in Taiwan in September 1982. As of May 31, 1997, there were 391 listed companies on the TSE and 95 companies listed on the over-the-counter market. At May 31, 1997 the aggregate market value of all companies listed on the TSE was US$313 billion and the aggregate market value for securities of companies traded on the over-the-counter market was US$33 billion. The Taiwan stock market is affected by the behavior of local investors and is mainly liquidity driven. Approximately 89.3% of the total daily turnover is accounted for by local retail investors, while local institutional investors are responsible for 8.6%. The remaining 2.1% is accounted for by foreign institutional investors. Average daily turnover of the TSE was NT$93 billion (US$3.3 billion) in May 1997, while that of the over-the-counter market was NT$4 billion (US$143 million) during the same period.

          Although foreign individual investors were not permitted to invest directly in securities listed on the TSE until 1995, since 1990 certain foreign institutional investors have been permitted access to the Taiwan securities market. See "Foreign Investment Restrictions." As of May 31, 1997, the sectoral market weighting for the TSE is as follows: Finance 31%, Electronics 21%, Textiles 7%, Plastics 6%, Construction 5%, Steel 5%, Transport 3% and others 22%.

                             INVESTMENT RESTRICTIONS

          The Trust has adopted certain fundamental investment restrictions with respect to each Fund that may not be changed without approval of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). Included among those fundamental restrictions are those listed below.

          1. No Fund may borrow money, except that each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings of 5% or more of a Fund's total assets are outstanding, the Fund will not make any additional investments (including roll-overs).

          2. No Fund may lend its assets or money to other persons, except through (a) purchasing and holding fixed income securities including loan participations, assignments and structured securities debt obligations, (b) lending portfolio securities in an amount not to exceed 33-1/3% of the Fund's assets taken at market value, (c) entering into repurchase agreements and (d) trading in options, futures contracts and options on futures contracts.

          3. No Fund may purchase securities (other than U.S. Government securities) of any issuer if, as a result of the purchase, more than 5% of the Fund's total assets would be invested in the securities of the issuer or the Fund would own more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the total assets of each Fund may be invested without regard to these limitations.

          4. No Fund may invest more than 25% of the value of its total assets in securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include (a) the government of any one country other than the United States, but not the U.S. Government and (b) all supranational organizations.

          5. No Fund may purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although this policy does not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

          6. No Fund may purchase or sell physical commodities unless such commodities were acquired as a result of ownership of securities or other instruments, however, a Fund may purchase or sell futures contracts and related options or invest in securities or other instruments backed by physical commodities.

          Except with respect to the Fund's borrowing limitation, investment restrictions are considered at the time of acquisition of assets; the sale of portfolio assets is not required in the event of a subsequent change in circumstances. Certain other investment restrictions adopted by the Trust with respect to the Funds are described in the Statement of Additional Information.

                             PORTFOLIO TURNOVER RATE

          The Adviser buys and sells securities for the Funds whenever it believes it is appropriate to do so. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. Portfolio turnover rates may vary greatly from year to year as well as within a particular year. It is currently estimated that under normal market conditions the annual portfolio turnover rate for the Asia Growth Fund and the Eurogrowth Fund will not exceed 100% and the portfolio turnover rate for the Greater China Fund will not exceed 200%. High portfolio turnover rates (i.e. over 100%) will generally result in higher transaction costs to the Fund and also may result in a higher level of taxable gain for a shareholder.

                             MANAGEMENT OF THE TRUST

The Board of Trustees

          The Trust has a Board of Trustees that establishes the Funds' policies and supervises and reviews the management of the Funds. The day-to-day operations of the Funds are administered by the officers of the Trust and by the Adviser pursuant to the terms of the Investment Advisory Agreement with each Fund. The Board reviews the various services provided by the Adviser to ensure that the Funds' general investment policies and strategies are being properly carried out and that administrative services are being provided to the Funds in a satisfactory manner.

The Investment Adviser

          The Funds employ the GTF Asset Management (USA), Inc. as investment adviser to the Funds. The Adviser, subject to the control of the Fund's officers and the Board, manages the investment and reinvestment of the assets of the Funds in accordance with the Funds' investment objective and stated investment policies. The Adviser makes investment decisions for each Fund and places order to purchase or sell securities on behalf of each Fund. The Adviser also employs a support staff of management personnel to provide services to the Funds and furnishes the Funds with office space, furnishings and equipment.

          For the services provided by the Adviser, each Fund pays the Adviser a fee calculated at an annual rate of 1.00% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be borne by the Funds.

          Total assets under management as of September 30, 1997 were $____. The Adviser's address is 350 Park Avenue, 19th Floor, New York, New York 10022.

Fund Management

          The Asia Fund is managed by Carol Chuang, a Senior Vice President of GTF Asset Management (USA). Ms. Chuang has over 12 years of investment experience in Asia. Prior to joining GTF Asset Management (USA) in 1997, she was a vice president of the San Francisco-based Matthews International Capital Management and the lead portfolio manager for Matthews Pacific Tiger Fund, a U.S. registered mutual fund investing in nine countries in Asia from 1994 to 1996. From 1992 to 1993, Ms. Chuang was president of and portfolio manager for San-Francisco-based JYCP Investment Management. From 1990 to 1992, Ms. Chuang served as a portfolio manager for Prudential Asia, from 1988 to 1989 as a senior investment analyst for Barings, and from 1986 to 1988 as an investment analyst for Smith New Court, all of which were located in Hong Kong.

          The Greater China Fund is managed by Ching Ju Yeh, the Senior Vice President of GTF Asset Management (Hong Kong). Ms. Yeh is also responsible for managing various country funds including Taiwan, South Korea, and Singapore/Malaysia, as well as overseeing the operation of the GTF China office. Ms. Yeh has over eight years of investment experience in the Asia Pacific region. She was ranked one of the top 20 fund managers in Asia Pacific equities by Asiamoney Magazine in 1993 and 1996. Prior to joining GTF in November 1996, she was a Senior Investment Manager in HSBC Asset Management Hong Kong from 1994 to 1996. Ms. Yeh was an analyst specializing in East Asia markets with Emerging Markets Investors Corporation based in Washington, D.C. from 1990 to 1994.


          The Eurogrowth Fund is managed by Herve van Caloen, a Senior Vice President of GTF Asset Management (USA), Inc. Mr. van Caloen has 12 years of investment experience in international markets, particularly in Europe. Raised in Belgium, Mr. van Caloen received his B.A. degree in 1981 from the European University of Antwerp, Belgium, and an M.B.A. in 1985 from Claremont Graduate School, California. Upon graduation, he joined Scudder, Stevens & Clark, Inc. as an international analyst and portfolio manager. In 1989, he joined Mitchell Hutchins where he launched and managed the Paine Webber Europe Growth Fund. From 1992 to 1995 at Provident Capital Management, he was the head of international investments responsible for growing the assets to over $1 billion and launching an emerging markets fund. Mr. van Caloen was a First Vice President at Schroder Capital Management before joining GTF.

                           ADMINISTRATION OF THE FUNDS

The Administrator

          The Funds employ _______________ (the "Administrator"), as the Administrator. The Administrator provides shareholder liaison services to the Funds including responding to shareholder inquiries and providing information on shareholder investments. The Administrator also performs a variety of other services, including furnishing certain executive and administrative services, acting as liaison between the Funds and their various service providers, furnishing corporate secretarial services, which include preparing materials for meetings of the Board, preparing proxy statements and annual, semiannual and quarterly reports, assisting in other regulatory filings as necessary and monitoring and developing compliance procedures for the Funds.

          The Administrator also calculates each Fund's net asset value, provides all accounting services for the Funds and assists in related aspects of the Funds' operations. As compensation for its services, each of the Funds pays the Administrator a fee calculated at an annual rate of ____________. The Administrator's principal business address is ___________________.

The Custodian

          ____________________, serves as custodian of the Funds' assets. Its principal place of business is -----------------------.

The Transfer Agent

          _________________________ serves as shareholder servicing agent, transfer agent and dividend disbursing agent for the Funds. ______________'s principal place of business is _______________________________.

The Distributor

          __________________ serves as distributor for shares of the Funds (the "Distributor") and is located at ______________________. The Distributor receives a fee of at an annual rate equal to ___% of the average daily net assets attributable to the Funds' General Shares for distribution services, pursuant to a shareholder servicing and distribution plan (the "12b-1 Plan") adopted by each of the Funds pursuant to Rule 12b-1 of the 1940 Act. Amounts paid to the Distributor under the 12b-1 Plan may be used by the Distributor to cover expenses that are primarily intended to result in, or that are primarily attributable to, (i) the sale of the General Shares, (ii) ongoing servicing and/or maintenance or the accounts of the General Shareholders of the Funds and
(iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the General Shares, all as set forth in the 12b-1 Plan. Payments under the 12b-1 Plan are not tied exclusively to the distribution expenses actually incurred by the Distributor and the payments may exceed distribution expenses actually incurred. The Board evaluates the appropriateness of the 12b-1 Plan on a continuing basis and in doing so considers all relevant factors, including expenses borne by the Distributor and amounts received under the 12b-1 Plan.

          [No compensation is payable by the Funds to the Distributor for its distribution services to the Advisor Shares.]

          The Adviser may, at its own expense, provide promotional incentives to parties who support the sale of shares of the Funds, consisting of securities dealers who have sold shares of the Funds to others, including banks and other financial institutions, under special arrangements. In some instances these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares of the Funds.

                              COUNSEL AND AUDITORS

          Willkie Farr & Gallagher serves as legal counsel to the Trust and the Adviser. L.L.P. serves as independent auditors for the Trust.

                               PURCHASE OF SHARES

No Load Class of General Shares

          A class of General Shares that is "no load" is offered (i) directly from the Funds' distributor, and (ii) through selected brokerage firms including ____________________. General Shares of the Funds are subject to a 12b-1 fee of
 .25% per annum.

Advisor Class of Shares

          A second class of Shares of each of the Funds are sold under the name "Advisor Shares." Individual investors may only purchase Advisor Shares through institutional shareholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and other financial intermediaries ("Institutions"). The Funds reserve the right to make Advisor Shares available to other investors in the future. The Funds also reserve the right to suspend the offering of Advisor Shares for a period of time or to reject any specific purchase order. References in this Prospectus to shareholders or investors also include Institutions which may act as record holders of the Advisor Shares. The Advisor Shares impose a 12b-1 fee of ___% per annum, which is the economic equivalent of a sales charge.

          Each Institution separately determines the rules applicable to its customers investing in the Funds, including minimum initial and subsequent investment requirements and the procedures to be followed to effect purchases, redemptions and exchanges of Advisor Shares. There is no minimum amount of initial or subsequent purchases of Advisor Shares imposed on Institutions, although the Funds reserve the right to impose minimums in the future.

          Orders for the purchase of Advisor Shares are placed with an Institution by its customers. The Institution is responsible for the prompt transmission of the order to the particular Fund or its agent.

Minimum Investment

          The minimum initial investment in the GTF Asia Growth Fund is $________ and the minimum subsequent investment is $____________. The minimum initial investment in the GTF Greater China Fund $10,000 and the minimum subsequent investment is $1,000. The minimum initial investment in the GTF Eurogrowth Fund is [$10,000 and the minimum subsequent investment is $5,000.]

          Each Fund reserves the right to change the initial and subsequent investment minimum requirements at any time. In addition, each Fund may, in its sole discretion, waive the initial and subsequent investment minimum requirements with respect to investors who are employees of the Trust or its affiliates or persons with whom the Trust has entered into an investment advisory agreement.

          After an investor has made his initial investment, additional shares may be purchased at any time by mail or by wire in the manner outlined below. Wire payments for initial and subsequent investments should be preceded by an order placed with a Fund and should clearly indicate with investor's account number and the name of the Fund in which shares are being purchased. The Funds reserve the right to suspend the offering of shares for a period of time or to reject any specific purchase order. In the interest of economy and convenience, physical certificates representing shares in the Funds are not normally issued.

Purchases by Mail

          If the investor desires to purchase Shares by mail, a check or money order made payable to the specific Fund should be sent along with the completed account application to GTF Advantage Funds through the Distributor at [Address to be provided]. Checks payable to the investor and endorsed to the order of a Fund will not be accepted as payment and will be returned to the sender. If payment is received in proper form by the close of regular trading on the New York Stock Exchange (the "NYSE") (currently 4:00 p.m., Eastern time) on a day that such Fund calculates its net asset value (a "business day"), the purchase will be made at the Fund's net asset value calculated at the end of that day. If payment is received after the close of regular trading on the NYSE, the purchase will be effected at the Fund's net asset value determined for the next business day after payment has been received. Checks or money orders that are not in proper form or that are not accompanied or preceded by a complete account application will be returned to the sender. Shares purchased by check or money order are entitled to receive dividends and distributions beginning on the day after payment has been received. Checks or money orders in payment for shares of more than one Fund should be made payable to the Trust and should be accompanied by a breakdown of amounts to be invested in each Fund. If a check used for purchase does not clear, the Fund will cancel the purchase and the investor may be liable for losses or fees incurred. For a description of the manner of calculating each Fund's net asset value, see "NET ASSET VALUE" below.

Purchases by Wire

          Investors may also purchase Shares in the Funds by wiring funds from their banks. Telephone orders by wire will not be accepted until a completed account application has been received and an account number has been established. Investors purchasing General Shares should place an order with the Fund prior to wiring funds by telephoning (800)_____________. Federal funds may be wired to __________ using the following wire address: [Insert address and wire instructions]. Institutions may purchase Advisor Shares by telephoning the Funds at the telephone number listed above and sending payment by wire as indicated above.

          If a telephone order is received by the close of regular trading on the NYSE and payment by wire is received on the same day in proper form in accordance with instructions set forth above, the shares will be priced according to the net asset value of the Fund on that day and are entitled to dividends and distributions beginning on that day. If payment by wire is received in proper form by the close of the NYSE without a prior telephone order, the purchase will be priced according to the net asset value of the Fund on that day and is entitled to dividends and distributions beginning on that day. However, if a wire in proper form that is not preceded by a telephone order is received after the close of regular trading on the NYSE, the payment will be held uninvested until the order is effected at the close of business on the next business day. Payment for orders that are not accepted will be returned to the prospective investor after prompt inquiry. If a telephone order is placed and payment by wire is not received on the same day, the Fund will cancel the purchase and the investor may liable for losses or fees incurred.

Purchases through Broker-Dealers

          General Shares of the Funds are available through selected broker-dealers, including ____________________________. Generally, these programs do not require customers to pay a transaction fee in connection with purchases or redemptions. The Funds are also available through certain broker-dealers, financial institutions and other industry professionals (including the programs described above, collectively, "Service Organizations"). Certain features of the Funds, such as the initial or subsequent investment minimums, redemption fees or certain trading restrictions, may be modified or waived by Service Organizations, and administrative charges or other direct fees may be imposed. Therefore, a client or customer should contact the Service Organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of Fund shares and should read this Prospectus in light of the terms governing his accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Fund in accordance with their agreements with the Funds and with clients or customers. Service Organizations that have entered into agreements with the Funds or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Funds' pricing on the following business day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses.

Automatic Monthly Investing

          Automatic monthly investing allows shareholders of General Shares to authorize the Funds to debit their bank account monthly for the purchase of Fund shares on or about either the tenth or twentieth calendar day of each month. To establish the automatic monthly investing option, obtain a separate application or complete the "Automatic Investment Program" section of the account applications and include a voided, unsigned check from the bank account to be debited. Only an account maintained at a domestic financial institution which is an automated clearing house member may be used. Shareholders using this service must satisfy the initial investment minimums of the Funds prior to or concurrent with the start of any Automatic Investment Program. Please refer to an account application for further information or contact the Trust at (800)__________ for information or to modify or terminate the program. Investors should allow a period of up to 30 days in order to implement an automatic investment program. The failure to provide complete information could result in further delays.

                               EXCHANGE OF SHARES

          An investor may exchange General Shares of a Fund for General Shares of another Fund or an Institution may exchange Advisor Shares of a Fund for Advisor Shares of another Fund, as the case may be, at their respect net asset values. Exchanges may be effected by mail or by telephone in the manner described under "REDEMPTION OF SHARES" below. If an exchange request is received by a Fund or its agent prior to the close of regular trading on the NYSE, the exchange will be made at each Fund's net asset value determined at the end of that business day. Exchanges may be effected without a sales charge but must satisfy the minimum dollar amount necessary for new purchases. Due to the costs involved in effecting exchanges, each Fund reserves the right to refuse to honor more than three exchange requests by a shareholder exchanging General Shares in any 30-day period. The exchange privilege for either General Shares or Advisor Shares may be modified or terminated at any time upon 60 days' notice to shareholders.

          The exchange privilege is available to shareholders residing in any state in which the General Shares or Advisor Shares, as the case may be, being acquired may legally be sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange.

                              REDEMPTION OF SHARES

          Shareholders may redeem their shares of the Funds on any day that the Funds' net asset value is calculated. See "NET ASSET VALUE." A redemption fee equal to 1.00% of the net asset value of the Shares being redeemed will be charged if the Shares are redeemed within 90 days of purchase.

          Requests for the redemption of Advisor Shares are placed with an Institution by its customers, which is then responsible for the prompt transmission of the request to the particular Fund or its agent. General Shares of the Funds may either be redeemed by mail or by telephone. Investors should realize that in using the telephone redemption and exchange option, they may be giving up a measure of security that they may have if they were to redeem or exchange their shares in writing.

          General Shares may be redeemed by submitting a written request for redemption to the Trust. An investor should be sure that the redemption request identifies the Fund, the number of shares to be redeemed and the investor's account number. In order to change the bank account address designated to receive the redemption proceeds, the investor must send a written request (with signature guarantee of all investors listed on the account when such a change is made in conjunction with a redemption request) to the Trust. Each mail redemption requests must be signed by the registered owner(s) (or his legal representative(s)) exactly as the shares are registered.

          If an investor of General Shares has applied for the telephone redemption feature on his account application, he may redeem his shares by calling the Trust at (800)_______ between 9:00 a.m. and 4:00 p.m. (Eastern time) on any business day. An investor making a telephone withdrawal should state (i) the name of the Fund, (ii) the account number of the Fund, (iii) the name of the investor(s) appearing on the Fund's records, (iv) the amount to be withdrawn and
(v) the name of the person requesting the redemption.

          After receipt of the redemption request by mail or telephone, the redemption proceeds will, at the option of the investor, be paid by check and mailed to the investor of record or be wired to the investor's bank as indicated in the account application previously filled out by the investor. The Funds do not currently impose a service charge for effecting wire transfers but reserve the right to do so in the future. During periods of significant or economic or market change, telephone redemptions may be difficult to implement. If an investor in unable to contact the Trust by telephone, an investor may deliver the redemption request to the Trust by mail at the at the address shown above. Although a Fund will redeem General Shares purchased by check or through the Automatic Investment Program before the funds or check clear, payments of the redemption proceeds will be delayed for five days (for funds received through the Automatic Investment Program ) or 10 days (for check purchases) from the date or purchase. Investors should consider purchasing shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds.

          If a redemption order is received by a Fund or its agent, prior to the close of regular trading on the NYSE, the redemption order will be effected at the net asset value per share as determined on that day. If a redemption order is received after the close of regular trading on the NYSE, the redemption order will be effected at the net asset value as next determined. Except as noted above, redemption proceeds will normally be mailed or wired to an investor on the next business day following the date a redemption order is effected. If, however, in the judgment of the Adviser, immediate payment would adversely affect a Fund, such Fund reserves the right the pay the redemption proceeds within seven days after the redemption order is effected. Furthermore, a Fund may suspend the right of redemption or postpone the date payment upon redemption (as well as suspend or postpone the recordation of an exchange of shares) for such periods as are permitted under the 1940 Act.

          The proceeds payable upon redemption may be more or less than the amount invested depending upon a share's net asset value at the time of redemption. If an investor redeems all the shares in his account, all dividends and distributions declared up to and including the date of redemption are paid along with the proceeds of the redemption.

          If due to redemption, the value of an investor holding General Shares in his account in the Asia Growth Fund is reduced to less than $_______, in the Greater China Fund is reduced to less than $______ or in the Eurogrowth Fund is reduced to less than $______, the respective Fund reserves the right to redeem the shares in that account at net asset value. Prior to any redemption, the particular Fund will notify an investor in writing that this account has a value of less than the minimum. the investor will then have 60 days to make an additional investment before a redemption will be processed by that Fund.

Telephone Transactions

          In order to request redemptions by telephone, investors must have completed and returned to the Trust an account application containing a telephone election. Unless contrary instructions are elected, an investor will be entitled to make exchanges by telephone. Neither the Funds nor their agents will be liable for following instructions communicated by telephone that it reasonably believes to be genuine. Reasonable procedures will be employed on behalf of the Funds to confirm that instructions communicated by telephone are genuine. Such procedures including providing written confirmation of telephone transactions, tape recording telephone instructions and requiring specific personal information prior to acting upon telephone instructions.

                                 NET ASSET VALUE

          The Funds' net asset value per share is calculated as of the close of regular trading on the NYSE (currently 4:00 p.m., Eastern time) on each business day, Monday through Friday, except on days when the NYSE is closed. The NYSE is currently scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The net asset value per share of the Funds' generally changes each day.

          The net asset value per class of each Fund's shares is computed by adding the class' pro rata share of the value of the Fund's assets, deducting the class' pro rata share of the Fund's liabilities and the liabilities specifically allocated to that class and then dividing the result by the total number of outstanding shares.

          Securities listed on a U.S. securities exchange (including securities traded through the Nasdaq National Market System) or foreign securities exchange or traded in an over-the-counter market will be valued at the most recent sale price when the valuation is made.

Options and futures contracts will be valued similarly. Debt obligations that mature in 60 days or less from the valuation date are valued on the basis of amortized cost, unless the Board determines that using this valuation method would not reflect the investments' value. Securities, options and futures contracts for which market quotations are not readily available and other assets will be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the Board. Further information regarding valuation policies is contained in the Statement of Additional Information.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

          Each Fund calculates its dividends from net investment income. Net investment income includes interest accrued and dividends earned on a Fund's portfolio securities for the applicable period less applicable expenses. Each Fund declares dividends from its net realized short-term and long-term capital gains annually and pays them in the calendar year in which they are declared. Each Fund declares dividends from net investment income annually. Net investment income earned on weekends and when the NYSE is not open will be computed as of the next business day. Unless an investor instructs a Fund to pay dividends or distributions in cash, dividends and distributions will automatically be reinvested in additional General Shares or Advisor Shares, as the case may be, of that Fund at net asset value. The election to received dividends in cash may be made on the account application or, subsequently, by writing to the Trust at the address set forth above or by calling the Trust at (800)__________

          The Funds may be required to withhold for U.S. federal income taxes 31% of all distributions payable to shareholders who fail to provide the Funds with their correct taxpayer identification number or to make required certifications, or who have been notified by the U.S. Internal Revenue Service that they are subject to backup withholding.

Taxes

          Each of the Funds intends to qualify each year as a "regulated investment company" within the meaning of the Internal Revenue Code of 1986, as amended. The Funds, if each qualifies as a regulated investment company, will be subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of ordinary income and capital gain. The Funds expect to pay such additional dividends and to make such additional distributions as are necessary to avoid the application of this tax.

          Dividends paid from net investment income and distributions of net realized short-term capital gains are taxable to investors as ordinary income, and distributions derived from net realized long-term capital gains are taxable to investors as long-term capital gains, in each case regardless of how long the shareholder has held Fund shares and whether received in cash or reinvested in additional Fund shares. The Funds will provide information relating to that portion of a "capital gain dividend" that may be treated by investors as eligible for the reduced capital gains rate for capital assets held for more than 18 months. As a general rule, an investor's gain or loss on a sale or redemption of his Fund shares will be a long-term capital gain or loss if he has held his shares for more than one year and will be short-term capital gain or loss if he has held his shares for one year or less. However, any loss realized upon the sale or redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period with respect to such shares. Investors may be proportionately liable for taxes on income and gains of the Funds, but investors not subject to tax on their income will not be required to pay tax on amounts distributed to them. The Funds' investment activities, including short sales of securities, will not result in unrelated business taxable income to a tax-exempt investor. The Funds' dividends, to the extent not derived from dividends attributable to certain types of stock issued by U.S. domestic corporations, will not qualify for the dividend received deduction for corporations.

          The Funds may be subject to certain taxes imposed by foreign countries with respect to dividends, interest, capital gains and other income. The U.S. has entered into tax treaties with many foreign countries that entitle the Funds to a reduced rate of tax or exemption from tax on this income and gains. The Funds will seek to operate so as to qualify for treaty-reduced rates of tax when applicable. In addition, if a Fund qualifies as a regulated investment company, if certain distribution requirements are satisfied and if more than 50% in value of the Fund's assets at the close of any taxable year consists of stocks or securities of foreign corporations, which for this purpose should include obligations issued by foreign governmental issuers, the Fund may elect to treat any foreign income taxes paid by it (if such taxes are treated as income taxes under U.S. income tax principles) as paid by its shareholders. Each Fund expects to qualify for and may make this election. For any year that a Fund makes such an election, the Fund will report to its shareholders, in writing, the amount per share of such foreign income taxes that must be included in each shareholder's gross income and the amount that the shareholder may deduct from his taxable income or credit (subject to certain limitations) against his U.S. tax liabilities. In general, a shareholder may elect each year whether to claim deductions or credits for foreign taxes, although noncorporate shareholders may not claim the deduction they do not itemize deductions.

          Statements as to the tax status of each investor's dividends and distributions are mailed annually. Each investor will also receive, if applicable, various written notices after the close of each Fund's prior taxable year with respect to certain dividends and distributions that were paid (or that are treated as having been paid) by the Fund during the Fund's prior taxable year. Investors should consult their own tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

                             PERFORMANCE INFORMATION

          The Funds will quote the performance of General Shares separately from Advisor Shares. The net asset value of General Shares is listed in The Wall Street Journal each business day under the heading _____________. The net asset value of Advisor Shares is listed in The Wall Street Journal under the heading __________. From time to time, the Funds may advertise the average annual total return of its General Shares or Advisor Shares, as the case may be, over various periods of time. These total return figures show the average percentage change in value of an investment in the General Shares or the Advisor Shares, as the case may be, from the beginning of the measuring period to the end of the measuring period. The figures reflect changes in the price of the General Shares or the Advisor Shares, as the case may be, assuming that any income dividends and/or capital gain distributions made by the Funds during the period were reinvested in General Shares or Advisor Shares, as the case may be, of the Funds. Total returns will be shown for recent one-, five- and ten-year periods, and may be shown for other periods as well (such as from commencement of the Funds' operations or on a year-by-year, quarterly or current to date basis).

          When considering average total return figures for periods longer than one year, it is important to note that the annual total return for one year in the period might have been greater or less than the average for the entire period. When considering total return figures for periods shorter than one year, investors should bear in mind that the Funds seek long-term appreciation and that such return may not be representative of the Funds' return over a longer market cycle. The Funds may also advertise aggregate total return figures of its General Shares or Advisor Shares, as the case may be, for various periods, representing the cumulative change in value of an investment in the General Shares or the Advisor Shares, as the case may be, for the specific period (again reflecting changes in share prices and assuming reinvestment of dividends and distributions). Aggregate and average total returns may be shown by means of schedules, charts or graphs and may indicate various components of total return (i.e. change in value of initial investment, income dividends and capital gain distributions).

          Investors should note that total return figures are based on historical earnings and are not intended to indicate future performance. The Funds' Statement of Additional Information describes the method used to determine the total return. Current total return figures for the General Shares may be obtained by calling the Trust at (800)______________. Current total return figures for the Advisor Shares may be obtained by calling the Trust at
(800)______________.

          In reports and other communications to investors or in advertising material, the Funds may describe general economic and market conditions affecting the Funds. The Funds may compare is performance with (i) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or as set forth in the publications listed below; (ii) the Morgan Stanley International Capital Europe, Australasia and Far East (EAFE) Index, the Salomon Russell Global Equity Index, the FT-Actuaries World Indices (jointly compiled by The Financial Times, Ltd., Goldman, Sachs & Co. and NatWest Securities Ltd.) and the S&P 500 Index; or (iii) other appropriate indexes of investment securities or with data developed by the Adviser derived from such indexes. The Funds may also make comparisons using data and indexes compiled by the National Venture Capital Association, VentureOne and Private Equity Analysts Newsletter and similar organizations and publications. The Funds may include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, Financial Times, Forbes, Fortune, Inc., Institutional Investor, Investor's Daily, Money, Morningstar, Inc., Mutual Fund Magazine, SmartMoney and The Wall Street Journal.

          In reports or other communications to investors or in advertising, the Funds may also describe the general biography or work experience of the Funds' managers and may include quotations attributable to the managers describing approaches taken in managing the Funds' investments, research methodology underlying stock selection or the Funds' investment objectives. In addition, the Funds and its managers may render periodic updates of Fund activity, which may include a discussion of significant portfolio holdings and analysis of holdings by industry, country, credit quality and other characteristics. The Funds may discuss characteristics of venture capital financed companies and the benefits expected to be achieved from investing in these companies. The Funds may also discuss measures of risk, the continuum of risk and return relating to different investments. Morningstar, Inc. rates funds in broad categories based on risk/reward analyses over various time periods. In addition, the Funds may from time to time compare the expense ratio of its General Shares or the Advisor Shares, as the case may be, to that of investment companies with similar objectives and policies, based on data generated by Lipper Analytical Services, Inc., or similar investment services that monitor mutual funds.


                               GENERAL INFORMATION

Organization

          Each Fund is a separate series of shares of the Trust, a Massachusetts business trust organized pursuant to a Declaration of Trust dated August 31, 1997. The Trust is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund. The Trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series will belong only to that series, and the liabilities of each series will be borne solely by that series and no other.

Description of Shares

          Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001. When issued, shares of each Fund will be fully paid and non-assessable. Shares are freely transferable and have no preemptive, subscription or conversion rights. Each class of shares (a "Class") represents an identical interest in a Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (1) the designation of each Class; (2) the sales arrangement with respect to a Class of shares; (3) the expenses allocable exclusively to each Class; (4) voting rights on matters exclusively affecting a single class; and (5) the exchange privilege of each Class. The Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Trustees, on an ongoing basis will consider whether any conflict exists and, if so, take appropriate action. Certain aspects of the share may be changed, upon notice to Fund shareholders, to satisfy certain tax regulatory requirements, if the change is deemed necessary by the Board of Trustees. Currently, there are two classes of shares issued by each Fund.


Voting Rights

          Each issued and outstanding full and fractional share of each Fund is entitled to one full and fractional vote in each Fund and all shares of each Fund participate equally in dividends, distributions, and liquidations. Shareholders do not have preemptive, conversion or cumulative voting rights.

Shareholder Meetings

          The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. However, they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by holders of not less than 10% of the outstanding shares of the respective Fund. In addition, subject to certain conditions, shareholders of each Fund may apply to the Funds to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

Certain Provisions of Trust Instrument

          Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Funds. However, the Trust Agreement disclaims shareholder liability for acts or obligations of a Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Funds or a Trustee.

Shareholder Reports and Inquiries

          Shareholders will receive annual financial statements which are examined by the Funds' independent accountants, as well as unaudited semiannual financial statements. Shareholder inquiries should be addressed to the respective Fund, c/o GTF Advantage Funds, 350 Park Avenue, 19th Floor, New York, New York 10022.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                  Subject to Completion, Dated September 11, 1997

                       STATEMENT OF ADDITIONAL INFORMATION

                               November ___, 1997

                               GTF ADVANTAGE FUNDS

                              GTF ASIA GROWTH FUND
                             GTF GREATER CHINA FUND
                               GTF EUROGROWTH FUND
                           350 Park Avenue, 19th Floor
                            New York, New York 10022



                                    Contents
                                    --------
                                                                            Page
                                                                            ----

Investment Objectives..........................................................2
Investment Policies............................................................2
Investment Limitations........................................................18
Management of the Fund........................................................24
Additional Purchase and Redemption Information................................27
Exchange Privilege............................................................28
Additional Information Concerning Taxes.......................................28
Determination of Performance..................................................34
Auditors and Counsel..........................................................36
Financial Statements..........................................................36
Appendix -- Description of Ratings ..........................................A-1
Report of ________________ L.L.P., Independent Auditors......................A-4


         This Statement of Additional Information is meant to be read in conjunction with the combined Prospectus for the General Shares and Advisor Shares of the following series of GTF Advantage Funds (the "Trust"): GTF Asia Growth Fund (the "Asia Growth Fund"), GTF Greater China Fund (the "Greater China Fund") and GTF Eurogrowth Fund (the "Eurogrowth Fund") (each a "Fund" and collectively, the "Funds") as amended or supplemented from time to time, and is incorporated by reference in its entirety into that Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of any Funds should be made solely upon the information contained herein. Copies of the Prospectus and information regarding the Funds' current performance may be obtained by calling the Trust at (800)_______. Information regarding the status of shareholder accounts may be obtained by calling the Trust at (800)____________ or by writing to the Trust, at 350 Park Avenue, 19th Floor, New York, New York 10022.

                              INVESTMENT OBJECTIVES

         The investment objective of the Asia Growth Fund is to maximize long-term capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers located in countries comprising the Asian Continent.

         The investment objective of the Greater China Fund is to maximize long-term capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies located in the People's Republic of China, Taiwan and Hong Kong.

         The investment objective of the Eurogrowth Fund is to achieve long-term capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of small capitalization issuers located in countries in both Eastern and Western Europe..

                               INVESTMENT POLICIES

         The following policies supplement the descriptions of each Fund's investment objectives and policies in the Prospectus.

Foreign Investments
-------------------

         Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are not typically associated with investing in U.S. issuers.

         Foreign Currency Exchange. Since the Funds will be investing in securities denominated in currencies of non-U.S. countries, and since the Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of Fund assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Funds. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United States and a particular foreign country, including economic and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the United States and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the United States and foreign countries important to international trade and finance. Governmental intervention may also play a significant role.

National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. Each Fund may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures. See "Currency Exchange Transactions" and "Futures Activities" below.

         Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments positions. A Fund may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

         Information. Many of the securities held by the Funds will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.

         Political Instability. With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or domestic developments which could affect U.S. investments in those and neighboring countries. For example, tensions in Asia have increased following the announcement in March 1993 by The Democratic People's Republic of Korea ("North Korea") of its intention to withdraw from participation in the Nuclear Non-Proliferation Treaty and its refusal to allow the International Atomic Energy Agency to conduct full inspections of its nuclear facilities. Military action involving North Korea or the economic deterioration of North Korea could adversely affect the entire region and the performance of the Asia Growth Fund, in particular.

         Delays. Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold. Due to the increased exposure of the Funds to market and foreign exchange fluctuations brought about by such delays, and due to the corresponding negative impact on Fund liquidity, the Funds will avoid investing in countries which are known to experience settlement delays which may expose the Fund to unreasonable risk of loss.

         Increased Expenses. The operating expenses of the Funds can be expected to be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the Funds, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, though similar to such expense of some other international funds, are higher than those costs incurred by other investment companies.

         General. In general, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments positions. The Funds may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

Options, Futures and Currency Exchange Transactions
---------------------------------------------------

         Securities Options. The Funds may purchase put and call options on stock and debt securities that are traded on foreign and U.S. exchanges, as well as over-the-counter ("OTC").

         A Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

         The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, a Fund as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the Fund as a put or call writer retains the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

         If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

         In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying securities with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, a Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

         Additional risks exist with respect to certain of the securities for which a Fund may write covered call options. For example, if the Fund writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

         Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Fund may write (i) in-the-money call options when GTF Asset Management (USA), Inc., each Fund's investment adviser (the "Adviser"), expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when the Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions. To secure its obligation to deliver the underlying security when it writes a call option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

         Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by a Fund prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which the Fund may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. When a Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs. Similarly, in cases where a Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of a Fund under an option it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as a result of the transaction. So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

         There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, a Fund's ability to terminate options positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in over-the-counter transactions would fail to meet their obligations to that Fund. The Funds, however, intend to purchase over-the-counter options only from dealers whose debt securities, as determined by the Adviser, are considered to be investment grade.

         Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are held or exercised in one or more accounts or through one or more brokers). It is possible that the Funds and other clients of the Adviser and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options the Funds will be able to purchase on a particular security.

         Securities Index Options. A Fund may purchase and write exchange-listed and OTC put and call options on securities indexes. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on a particular industry or market segment.

         Options on securities indexes are similar to options on securities except that (i) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Index options may be offset by entering into closing transactions as described above for securities options.

         OTC Options. A Fund may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by a Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

         Listed options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. Although the Funds will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that the Funds will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to the Funds. Until a Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option.

         Futures Activities. The Funds may enter into foreign currency, interest rate and stock index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or consistent with

CFTC regulations on foreign exchanges. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions and increasing return.

         Futures Contracts. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities indexes are capitalization weighted indexes which reflect the market value of the securities listed on the indexes. A securities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.

         No consideration is paid or received by a Fund upon entering into a futures contract. Instead, the Fund is required to deposit in a segregated account with its custodian an amount of cash or other liquid assets acceptable as collateral to the broker and the appropriate regulatory authority, equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or stock index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Funds will also incur brokerage costs in connection with entering into futures transactions.

         At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate that Fund's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Fund to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund's performance.

         Options on Futures Contracts. The Funds may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

         An option on a currency, interest rate or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund.

         Currency Exchange Transactions. The value in U.S. dollars of the assets of the Funds that are invested in foreign securities may be affected favorably or unfavorably by changes in exchange control regulations, and each Fund may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. Each Fund will conduct its currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into futures contracts or options on such contracts (as described above), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options.

         Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

         At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to purchase a second, offsetting contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

         Currency Options. The Funds may purchase and write exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

         Currency Hedging. The Funds' currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. The Funds may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

         A decline in the U.S. dollar value of a foreign currency in which a Fund's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of securities it holds, the Funds may purchase currency put options. If the value of the currency does decline, each Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the Fund derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, a Fund may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

         While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the Funds' investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Fund's investments denominated in that currency. A currency hedge, for example, should protect a Renminbi-denominated bond against a decline in the Renminbi ("RMB"), but will not protect a Fund against a price decline if the issuer's creditworthiness deteriorates.

         Hedging. In addition to entering into options, futures and currency exchange transactions for other purposes, including generating current income to offset expenses or increase return, each Fund may enter into these transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options, futures, contracts and currency exchange transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by a Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund's assets.

         In hedging transactions based on an index, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of securities prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of a Fund's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the Fund's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect a Fund's net investment results if market movements are not as anticipated when the hedge is established. Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the stock index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in an index and movements in the price of index futures, a correct forecast of general market trends by the Adviser still may not result in a successful hedging transaction.

         A Fund will engage in hedging transactions only when deemed advisable by the Adviser, and successful use by a Fund of hedging transactions will be subject to the Adviser's ability to predict trends in currency, interest rate or securities markets, as the case may be, and to correctly predict movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

         Asset Coverage for Forward Contracts, Options, Futures and Options on Futures. As described in the Prospectus, each Fund will comply with guidelines established by the U.S. Securities and Exchange Commission (the "SEC") with respect to coverage of forward currency contracts; options written by the Fund on securities, currencies and indexes; and currency, interest rate and index futures contracts and options on these futures contracts. These guidelines may, in certain instances, require segregation by the Funds of cash or other liquid assets that are acceptable as collateral to the appropriate regulatory authority.

         For example, a call option written by a Fund on securities may require the Fund to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by a Fund on an index may require the Fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund may require the Fund to segregate assets (as described above) equal to the exercise price. A Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. If a Fund holds a futures or forward contract, the Fund could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. A Fund may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

Additional Information on Other Investment Practices
----------------------------------------------------

       Lower-Rated Securities. Each Fund may invest in below investment grade convertible debt and preferred securities and it is not required to dispose of securities downgraded below investment grade subsequent to acquisition by a Fund. While the market values of medium- and lower-rated securities and unrated securities of comparable quality tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, medium- and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium- and lower-rated securities and unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and lower-rated securities and unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

         The market for medium- and lower-rated and unrated securities is relatively new and has not weathered a major economic recession. Any such recession could disrupt severely the market for such securities and may adversely affect the value of such securities and the ability of the issuers of such securities to repay principal and pay interest thereon.

       The Funds may have difficulty disposing of certain of these securities because there may be a thin trading market. Because there is no established retail secondary market for many of these securities, the Funds anticipate that these securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet its liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund and calculating its net asset value.

         The market value of securities in medium- and lower-rated categories is more volatile than that of higher quality securities. Factors adversely impacting the market value of these securities will adversely impact the Fund's net asset value. The Fund will rely on the judgment, analysis and experience of the Adviser in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. Normally, medium- and lower-rated and comparable unrated securities are not intended for short-term investment. A Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities. Recent adverse publicity regarding lower-rated securities may have depressed the prices for such securities to some extent. Whether investor perceptions will continue to have a negative effect on the price of such securities is uncertain.

       U.S. Government Securities. Each Fund may invest in debt obligations of varying maturities issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. Government Securities"). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. Government Securities also include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, FNMA, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Each Fund may also invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported by the credit of the instrumentality. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in obligations issued by such an instrumentality only if the Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

         Lending of Portfolio Securities. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees (the "Board"). The Funds will not lend portfolio securities to the Trust or its affiliates unless a Fund has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities, which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

         By lending its securities, a Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. The Funds will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

         When-Issued Securities and Delayed-Delivery Transactions. Each Fund may utilize up to 20% of its total assets to purchase securities on a "when-issued" basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). When-issued transactions normally settle within 30-45 days. A Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, but may sell the securities before the settlement date if the Adviser deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.

         When a Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or other liquid assets that are acceptable as collateral to the appropriate regulatory authority equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When a Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         Short Sales "Against the Box." In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short.

         While a short sale is made by selling a security a Fund does not own, a short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. The Funds may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in a Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Funds will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

         Warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. The equity security underlying a warrant is outstanding at the time the warrant is issued or is issued together with the warrant.

         Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

         Stand-By Commitments. The Funds may acquire "stand-by commitments" with respect to securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option specified securities at a specified price. A Fund's right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by the Funds may also be referred to as "put" options. A stand-by commitment is not transferable by a Fund, although the Fund can sell the underlying securities to a third party at any time.

         The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities acquired with it. The Funds intend to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of the Adviser, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Adviser will periodically review relevant financial information concerning the issuer's assets, liabilities and contingent claims. The Funds will acquire stand-by commitments only in order to facilitate portfolio liquidity and does not intend to exercise its rights under stand-by commitments for trading purposes.

         The amount payable to a Fund upon its exercise of a stand-by commitment is normally (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund's portfolio will not exceed 1/2 of 1% of the value of a Fund's total assets calculated immediately after each stand-by commitment is acquired.

         The Funds would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by a Fund would be valued at zero in determining net asset value. Where a Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund. Stand-by commitments would not affect the average weighted maturity of a Fund's portfolio. Each Fund currently anticipates that it will not invest more than 5% of its net assets in stand-by commitments.

         Non-Publicly Traded and Illiquid Securities. Each Fund may invest up to 15% of its net assets in non-publicly traded and illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, repurchase agreements which have a maturity of longer than seven days and master demand notes providing for settlement upon more than seven days notice by the Fund, and time deposits maturing in more than seven calendar days. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Rule 144A Securities. Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

         An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Adviser may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         Borrowing. Each Fund may borrow up to 33 1/3% of its total assets for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities. Investments (including roll-overs) will not be made when borrowings exceed 5% of a Fund's net assets. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. The Funds expect that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.


                             INVESTMENT LIMITATIONS

         The investment limitations numbered 1 through 10 may not be changed without the affirmative vote of the holders of a majority of a Fund's outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares. Investment limitations 11 through 14 may be changed by a vote of the Board at any time.

         Each Fund may not:

         1. Borrow money, except that each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings of 5% or more of a Fund's total assets are outstanding, the Fund will not make any additional investments (including roll-overs).

         2. Invest more than 25% of the value of its total assets in securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include (a) the government of any country other than the United States, but not the U.S. Government and (b) all supranational organizations.

         3. Make loans, except that each Fund may purchase or hold fixed-income securities, including loan participations, assignments and structured securities, lend portfolio securities in an amount not to exceed 33-1/3% of a Fund's assets taken at market value, enter into repurchase agreements and trade in options, futures contracts and options on futures contracts.

         4. Underwrite any securities issued by others except to the extent that the investment in restricted securities and the sale of securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

         5. Purchase or sell real estate or invest in oil, gas or mineral exploration or development programs, except that the Funds may invest in (a) securities or other instruments backed by real estate or securities of companies engaged in the real estate business, and (b) securities of companies that invest in or sponsor oil, gas or mineral exploration or development programs.

         6. Make short sales of securities or maintain a short position, except that a Fund may maintain short positions in forward currency contracts, options, futures contracts and options on futures contracts and may enter into short sales "against the box".

         7. Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with transactions in currencies, options, futures contracts or related options will not be deemed to be a purchase of securities on margin.

         8. Invest in physical commodities, except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies and indexes, and options on futures contracts, securities, currencies or indexes, and purchase and sell currencies or securities on a forward commitment or delayed-delivery basis and enter into stand-by commitments.

         9. Issue any senior security except as permitted by these investment limitations.

         10. Purchase securities (other than U.S. Government securities) of any issuer if, as a result of the purchase, more than 5% of the Fund's total assets would be invested in the securities of the issuer or the Fund would own more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the total assets of each Fund may be invested without regard to these limitations.

         11. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange or as otherwise permitted under the 1940 Act.

         12. Purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except that the Portfolio may (a) purchase put and call options on securities and foreign currencies, (b) write covered call options on securities and (c) purchase or write options on futures contracts.

         13. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the writing of covered put and call options and purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, and options on futures contracts.

         14. Invest more than 15% of a Fund's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days shall be considered illiquid securities, (b) master demand notes providing for settlement upon more than seven days notice by a Fund and (c) time deposits maturing in more than seven calendar days shall be considered illiquid securities.

         If a percentage restriction (other than the percentage limitation set forth in No. 1 above) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.

Portfolio Valuation
-------------------

         The Prospectus discusses the time at which the net asset value of the Funds is determined for purposes of sales and redemptions. The following is a description of the procedures used by the Fund in valuing its assets.

         Securities listed on a U.S. securities exchange (including securities traded through the Nasdaq National Market System) or foreign securities exchange or traded in an over-the-counter market will be valued at the most recent sale as of the time the valuation is made or, in the absence of sales, at the mean between the bid and asked quotations. If there are no such quotations, the value of the securities will be taken to be the highest bid quotation on the exchange or market. Options or futures contracts will be valued similarly. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity. Notwithstanding the foregoing, in determining the market value of portfolio investments, the Funds may employ outside organizations (a "Pricing Service") which may use a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of the Trust under the general supervision and responsibility of the Board, which may replace any such Pricing Service at any time. Securities, options and futures contracts for which market quotations are not available and certain other assets of the Funds will be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the Board. In addition, the Board or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value.

         Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the "NYSE") is open for trading). In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which the Fund's net asset value is not calculated. As a result, calculation of each Fund's net asset value may not take place contemporaneously with the determination of the prices of certain portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in a Fund's calculation of net asset value unless the Board or its delegates deems that the particular event would materially affect net asset value, in which case an adjustment may be made. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing exchange rate as quoted by a Pricing Service. If such quotations are not available, the rate of exchange will be determined in good faith pursuant to consistently applied procedures established by the Board.

Portfolio Transactions
----------------------

         The Adviser is responsible for establishing, reviewing and, where necessary, modifying the Funds' investment strategies to achieve its investment objective. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by a Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

         The Adviser will select specific portfolio investments and effect transactions for each Fund and in doing so seeks to obtain the overall best execution of portfolio transactions. In evaluating prices and executions, the Adviser will consider the factors it deems relevant, which may include the breadth of the market in the security, the price of the security, the financial condition and execution capability of a broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. The Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to the Funds and/or other accounts over which the Adviser exercises investment discretion. The Adviser may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting the transaction if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of such brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of the Adviser. Research and other services received may be useful to the Adviser in serving both the Funds and its other clients and, conversely, research or other services obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Funds. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services; and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist the Adviser in carrying out its responsibilities. Research received from brokers or dealers is supplemental to the Adviser's own research program. The fees to the Adviser under its advisory agreement with the Fund are not reduced by reason of its receiving any brokerage and research services.

         Investment decisions for each Fund concerning specific portfolio securities are made independently from those for other clients advised by the Adviser. Such other investment clients may invest in the same securities as the Funds. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each client, including any given Fund. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold for that Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for each Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

         Any portfolio transaction for the Funds may be executed through the Funds' distributor (the "Distributor"), if, in the Adviser's judgment, the use of the Distributor is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, the Distributor charges a Fund a commission rate consistent with those charged by the Distributor to comparable unaffiliated customers in similar transactions. All transactions with affiliated brokers will comply with Rule 17e-1 under the 1940 Act.

         In no instance will portfolio securities be purchased from or sold to the Adviser or the Distributor or any affiliated person of such companies. In addition, no Fund will give preference to any institutions with whom the Fund enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

         Each Fund may participate, if and when practicable, in bidding for the purchase of securities for the Fund's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. A Fund will engage in this practice, however, only the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

Portfolio Turnover
------------------

         The Funds do not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Fund deems it desirable to sell or purchase securities. The Funds' portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

         Certain practices that may be employed by the Funds could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold.

                             MANAGEMENT OF THE TRUST

Officers and Board of Trustees
------------------------------

         The names (and ages) of the Trust's Trustees and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

Amy N. Kong (43)....................Trustee, President and Secretary
350 Park Avenue, 19th Floor         President and Managing Director of GTF Asset
New York, New York  10022           Management (USA), Inc. since June 1996;
                                    Portfolio Manager with TIAA-CREF from
                                    September 1985 until February 1996.

Carol Chuang (35)...................Vice President and Treasurer
350 Park Avenue, 19th Floor         Senior Vice President and Portfolio
New York, New York 10022            Manager of GTF Asset Management (USA)
                                    Inc. since January 1997; Portfolio
                                    Manager of Matthews International
                                    Capital Management frrom May 1994
                                    until October 1996; Portfolio Manager
                                    of JYCP Investment Management from May
                                    1992 until April 1994.



         No employee of the Adviser or any of its affiliates receives any compensation from the Trust for acting as an officer or Trustee of the Trust. Each Trustee who is not a director, trustee, officer or employee of the Adviser or any of its affiliates receives an annual fee of $___, and $___ for each meeting of the Board attended by him for his services as Trustee and is reimbursed for expenses incurred in connection with his attendance at Board meetings.

Trustees' Compensation
----------------------
(estimated for the fiscal year ended December 31, 1997)

                                                     Total Annual Compensation
                            Total Compensation     from all Investment Companies
    Name of Trustee             from Trust            Managed by the Adviser*
    ---------------             ----------            -----------------------

Amy N. Kong **                     -0-                          -0-
[Other Trustees to be provided]



--------------------

* There are currently no investment companies other than the Funds advised by the Adviser.

** Ms. Kong is considered to be an interested person of the Trust and the Adviser, as defined under Section 2(a)(19) of the 1940 Act, and, accordingly, receives no compensation from the Trust.

Investment Adviser and Administrator
------------------------------------

         GTF Asset Management (USA) Inc. serves as investment adviser to the Funds and ______________________ (the "Administrator") serves as administrator to the Funds pursuant to separate written agreements (the "Advisory Agreement," and the "Administration Agreement," respectively). The services provided by, and the fees payable by the Funds to, the Adviser under the Advisory Agreement and the Administrator, under the Administration Agreement are described in the Prospectus. See the Prospectus, "Administration of the Funds." Each class of shares of the Funds bears its proportionate share of fees payable to the Adviser and the Administrator in the proportion that its assets bear to the aggregate assets of the Funds at the time of calculation.

Custodian and Transfer Agent
----------------------------

         ____________________ (the "Custodian") serves as custodian of the Funds' assets pursuant to a custodian agreement (the "Custodian Agreement"). Under the Custodian Agreement, the Custodian (i) maintains a separate account or accounts in the name of the Funds, (ii) holds and transfers portfolio securities on account of the Funds, (iii) makes receipts and disbursements of money on behalf of the Funds, (iv) collects and receives all income and other payments and distributions on account of the Funds' portfolio securities and (v) makes periodic reports to the Board concerning the Funds' custodial arrangements. The Custodian is authorized to select one or more foreign or domestic banks or trust companies and securities depositories to serve as sub-custodian on behalf of the Funds.

         ____________________ also serves as the shareholder servicing, transfer and dividend disbursing agent of the Funds pursuant to a Transfer Agency and Service Agreement, under which it (i) issues and redeems shares of the Funds,
(ii) addresses and mails all communications by the Funds to record owners of Fund shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to the Fund. The principal business address of _____________________ is
___________________________________.

Organization of the Trust
-------------------------

         The Trust's Declaration of Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest, $.001 par value per share, which are currently classified into two classes, General Shares and Advisor Shares. Only General Shares and Advisor Shares have been issued by the Trust.

         Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Funds. However, the Trust Agreement disclaims shareholder liability for acts or obligations of a Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Funds or a Trustee.

         All shareholders of each Fund in each class, upon liquidation, will participate ratably in a Fund's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights.

Distribution and Shareholder Servicing
--------------------------------------

         General Shares. The Fund has entered into a Shareholder Servicing and Distribution Plan (the "12b-1 Plan"), pursuant to Rule 12b-1 under the 1940 Act, pursuant to which the Fund will pay the Distributor, in consideration for Services (as defined below), a fee calculated at an annual rate of .25% of the average daily net assets of the General Shares of the Fund. Services performed by the Distributor include (i) the sale of the General Shares, as set forth in the 12b-1 Plan ("Selling Services"), (ii) ongoing servicing and/or maintenance of the accounts of General Shareholders of the Funds, as set forth in the 12b-1 Plan ("Shareholder Services"), and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the General Shares, as set forth in the 12b-1 Plan ("Administrative Services" and collectively with Selling Services and Administrative Services, "Services") including, without limitation, (a) payments reflecting an allocation of overhead and other office expenses of the Distributor related to providing Services; (b) payments made to, and reimbursement of expenses of, persons who provide support services in connection with the distribution of the General Shares including, but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Funds, and providing any other Shareholder Services; (c) payments made to compensate selected dealers or other authorized persons for providing any Services; (d) costs relating to the formulation and implementation of marketing and promotional activities for the General Shares, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, and related travel and entertainment expenses; (e) costs of printing and distributing prospectuses, statements of additional information and reports of the Funds to prospective shareholders of the Funds; and (f) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable.

         Pursuant to the 12b-1 Plan, the Distributor provides the Board with periodic reports of amounts expended under the 12b-1 Plan and the purpose for which the expenditures were made.

         Advisor Shares. The Funds have entered into agreements with institutional shareholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and financial intermediaries ("Institutions") to provide certain distribution, shareholder servicing, administrative and/or accounting services for their clients or customers (or participants in the case of retirement plans) ("Customers") who are beneficial owners of Advisor Shares. Agreements will be governed by a distribution plan (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan requires the Board, at least quarterly, to receive and review written reports of amounts expended under the Distribution Plan and the purpose for which such expenditures were made.

         An Institution with which a Fund has entered into an Agreement with respect to either its Advisor Shares may charge a Customer one or more of the following types of fees, as agreed upon by the Institution and the Customer, with respect to the cash management or other services provided by the
Institution: (i) account fees (a fixed amount per month or per year); (ii) transaction fees (a fixed amount per transaction processed); (iii) compensation balance requirements (a minimum dollar amount a Customer must maintain in order to obtain the services offered); or (iv) account maintenance fees (a periodic charge based upon the percentage of assets in the account or of the dividend paid on those assets). Services provided by an Institution to Customers are in addition to, and not duplicative of, the services to be provided under the Fund's administration and distribution and shareholder servicing arrangements. A Customer of an Institution should read the Prospectus and this Statement of Additional Information in conjunction with the Agreement and other literature describing the services and related fees that would be provided by the Institution to its Customers prior to any purchase of Fund shares. Prospectuses are available from the Fund's distributor upon request. No preference will be shown in the selection of Fund portfolio investments for the instruments of Institutions.

         General Provisions. The Distribution Plan and the 12b-1 Plan will continue in effect for so long as their continuance is specifically approved at least annually by the Board, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan or the 12b-1 Plan, as the case may be ("Independent Trustees"). Any material amendment of the Distribution Plan or the 12b-1 Plan would require the approval of the Board in the same manner. Neither the Distribution Plan nor the Rule 12b-1 Plan may be amended to increase materially the amount to be spent thereunder without shareholder approval of the relevant class of shares. The Distribution Plan or the 12b-1 Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares of a Fund.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The offering price of a Fund's shares is equal to the per share net asset value of the relevant class of shares of the Fund. Information on how to purchase and redeem Fund shares and how such shares are priced is included in the Prospectus.

         Under the 1940 Act, each Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Fund may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

         If the Board determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. Each Fund intends to comply with Rule 18f-1 promulgated under the 1940 Act with respect to redemptions in kind.


                               EXCHANGE PRIVILEGE

         An Investor may exchange General Shares of a Fund for General Shares of another Fund or an Institution may exchange Advisor Shares of a Fund for Advisor Shares of another Fund, as the case may be, at their respect net asset values.

         The exchange privilege enables shareholders to acquire shares in a fund with a different investment objective when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the General Shares or Advisor Shares being acquired, as relevant, may legally be sold.

         Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value of the relevant class and the proceeds are invested on the same day, at a price as described above, in shares of the relevant class of the fund being acquired. The Adviser reserves the right to reject more than three exchange requests by a shareholder exchanging General Shares in any 30-day period. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.


                     ADDITIONAL INFORMATION CONCERNING TAXES

         The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares in the Funds. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Funds. The summary is based on the laws in effect on the date of this Statement of Additional Information, which are subject to change.

                       United States Federal Income Taxes
                       ----------------------------------

The Funds and Their Investments
-------------------------------

         The Funds and Their Investments. Each Fund intends to qualify and elect to be treated as a regulated investment company for each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, each Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Fund controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses. Each Fund expects that all of its foreign currency gains will be directly related to its principal business of investing in stocks and securities.

         As a regulated investment company, a Fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long- and short-term capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of the sum of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed, but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute. Furthermore, each Fund will be subject to a United States corporate income tax with respect to such distributed amounts in any year that it fails to qualify as a regulated investment company or fails to meet this distribution requirement. Any dividend declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided that such dividend is actually paid by the Fund during January of the following calendar year.

         The Funds intend to distribute annually to their shareholders substantially all of their investment company taxable income. The Board of Directors of the Funds will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The Funds currently expect to distribute any excess annually to their shareholders. However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United States federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income.

         The Code imposes a 4% nondeductible excise tax on the Funds to the extent the Funds do not distribute by the end of any calendar year at least 98% of their net investment income for that year and 98% of the net amount of their capital gains (both long- and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the Funds that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The Funds anticipate that they will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

         Exchange control regulations may restrict repatriations of investment income and capital or the proceeds of securities sales by foreign investors such as the Funds and may limit the Funds' ability to pay sufficient dividends and to make sufficient distributions to satisfy the 90% and excise tax distribution requirements.

         If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a Fund failed to qualify as a regulated investment company for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

         The Funds' short sales against the box, if any, and transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Funds to mark-to-market certain types of the positions in their portfolios (i.e., treat them as if they were closed out) and (b) may cause the Funds to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Funds will monitor their transactions, will make the appropriate tax elections and will make the appropriate entries in their books and records when they acquire any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

         Passive Foreign Investment Companies. If a Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to the Fund or any shareholder. If the Fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the passive foreign investment companies in which it invests, which may be difficult or not possible to obtain.

         Recently, legislation was enacted that provides a mark-to market election for regulated investment companies effective for taxable years beginning after December 31, 1997. This election would result in a Fund being treated as if it had sold and repurchased all of its PFIC stock at the end of each year. In this case, a Fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of a Fund, unless revoked with the consent of the IRS. By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC company stock.

         Dividends and Distributions. Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. Dividends and distributions paid by a Fund (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the Fund) will not qualify for the deduction for dividends received by corporations. Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets).

         Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in the amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

         Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

         If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

         Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

         Foreign Taxes. If a Fund qualifies as a regulated investment company, if certain distribution requirements are satisfied and if more than 50% of the value of the Fund's assets at the close of the taxable year consists of stocks or securities of foreign corporations, that Fund may elect, for United States federal income tax purposes, to treat any foreign income taxes paid by the Fund that can be treated as income taxes under United States income tax principles as paid by its shareholders (the "foreign tax passthrough election").

         Each Fund expects to qualify for and make the foreign tax passthrough election in some, but not necessarily all, of its taxable years. For any year that a Fund makes such an election, an amount equal to the foreign taxes paid by the Fund will be included in the income of its shareholders and each shareholder will be entitled (subject to certain limitations) to credit the amount included in his income against such shareholder's United States tax liabilities, if any, or to deduct such amount from such shareholder's United States taxable income, if any. Shortly after any year for which it makes such an election, a Fund will report to its shareholders, in writing, the amount per share of such foreign income taxes that must be included in each shareholder's gross income and the amount which will be available for deduction or credit. In general, a shareholder may elect each year whether to claim deductions or credits for foreign taxes. However, no deductions for foreign taxes may be claimed by noncorporate shareholders (including certain foreign shareholders as described below) who do not itemize deductions.

         Backup Withholding. Each Fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends and distributions payable to shareholders who fail to provide a Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities. Additional tax withholding requirements which apply with respect to foreign investors are discussed below.

         Foreign Shareholders. Taxation of a shareholder who, as to the United States, is a foreign investor (such as a nonresident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership) depends, in part, on whether the shareholder's income from a Fund is "effectively connected" with a United States trade or business carried on by the shareholder.

         If the foreign investor is not a resident alien and the income from a Fund is not effectively connected with a United States trade or business carried on by the foreign investor, distributions of net investment income and net realized short-term capital gains will be subject to a 30% (or lower treaty rate) United States withholding tax. Furthermore, foreign investors may be subject to an increased United States tax on their income resulting from a Fund's election (described above) to "pass-through" amounts of foreign taxes paid by the Fund, but may not be able to claim a credit or deduction with respect to the foreign taxes treated as having been paid by them. Distributions to a non-resident alien of net realized long-term capital gains, amounts retained by the Fund which are designated as undistributed capital gains, and gains realized upon the sale of shares of the Fund generally will not be subject to United States tax unless the foreign investor who is a nonresident alien individual is physically present in the United States for more than 182 days during the taxable year and, in the case of gain realized upon the sale of Fund shares, unless (a) such gain is attributable to an office or fixed place of business in the United States or (b) such nonresident alien individual has a tax home in the United States and such gain is not attributable to an office or fixed place of business located outside the United States. However, a determination by the Fund not to distribute long-term capital gains will cause the Fund to incur a U.S. federal tax liability with respect to retained long-term capital gains, thereby reducing the amount of cash held by a Fund that is available for investment, and the foreign investor may not be able to claim a credit or deduction with respect to such taxes.

         In general, if a foreign investor is a resident alien or if dividends or distributions from a Fund are effectively connected with a United States trade or business carried on by the foreign investor, then dividends of net investment income, distributions of net short-term and long-term capital gains, amounts retained by the Fund that are designated as undistributed capital gains and any gains realized upon the sale of shares of the Fund will be subject to United States income tax at the rates applicable to United States citizens or domestic corporations. If the income from the Fund is effectively connected with a United States trade or business carried on by a foreign investor that is a corporation, then such foreign investor may also be subject to the 30% (or lower treaty rate) branch profits tax.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described in this section. Shareholders may be required to provide appropriate documentation to establish their entitlement to the benefits of such a treaty. Foreign investors are advised to consult their own tax advisers with respect to (a) whether their income from a Fund is or is not effectively connected with a United States trade or business carried on by them, (b) whether they may claim the benefits of an applicable tax treaty, and (c) any other tax consequences to them of an investment in a Fund.

         Notices. Shareholders will be notified annually by the Funds as to the United States federal income tax status of the dividends, distributions and deemed distributions made by the Funds to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of a Fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

Other Taxation
--------------

         Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL TAX CONSEQUENCES AFFECTING THE FUNDS AND THEIR SHAREHOLDERS. SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF INVESTMENTS IN THE FUNDS.

                          DETERMINATION OF PERFORMANCE

         From time to time, each Fund may quote the total return of its General Shares and/or Advisor Shares in advertisements or in reports and other communications to shareholders. The annual total return and actual total return for a given period will be calculated by finding the average compounded rates of return for the one-, five- and ten- (or such shorter period as the relevant class of shares has been offered) year periods that would equate the initial amount invested to the ending redeemable value according to the following formula: P(1+T)n = ERV. For purposes of this formula, "P" is a hypothetical investment of $1,000; "T" is average annual total return; "n" is number of years; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- or ten-year periods (or fractional portion thereof). Total return or "T" is computed by finding the average annual change in the value of an initial $1,000 investment over the period and assumes that all dividends and distributions are reinvested during the period.

         The Funds may advertise, from time to time, comparisons of the performance of its General Shares and/or Advisor Shares with that of one or more other mutual funds with similar investment objectives. The Funds may advertise average annual calendar year-to-date and calendar quarter returns, which are calculated according to the formula set forth in the preceding paragraph, except that the relevant measuring period would be the number of months that have elapsed in the current calendar year or most recent three months, as the case may be. Investors should note that this performance may not be representative of the Fund's total return in longer market cycles.

         The performance of a class of Fund shares will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses allocable to it. As described above, total return is based on historical earnings and is not intended to indicate future performance. Consequently, any given performance quotation should not be considered as representative of performance for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives. However, a Fund's performance will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time. Any fees charged by Institutions or other institutional investors directly to their customers in connection with investments in Fund shares are not reflected in a Fund's total return, and such fees, if charged, will reduce the actual return received by customers on their investments.

         The Funds intend to diversify their assets among countries, and in doing so, would expect to be able to reduce the risk arising from economic problems affecting a single country. The Adviser thus believes that, by spreading risk throughout many diverse markets outside the United States, the Fund will reduce its exposure to country-specific economic problems. The Adviser also believes that a diversified portfolio of international equity securities, when combined with a similarly diversified portfolio of domestic equity securities, tends to have a lower volatility than a portfolio composed entirely of domestic securities. Furthermore, international equities have been shown to reduce volatility in single asset portfolios regardless of whether the investments are in all domestic equities or all domestic fixed-income instruments, and research has indicated that volatility can be significantly decreased when international equities are added. Advertising or supplemental sales literature relating to the Fund may describe the percentage decline from all-time high levels for certain foreign stock markets.

                              AUDITORS AND COUNSEL

         ________________ ("_________"), with principal offices at
______________, serves as independent auditors for the Funds. The statements of assets and liabilities dated as of October __, 1997 that appear in this Statement of Additional Information for the fiscal period ended [September 30, 1997] have been audited by _____________, whose report thereon appears elsewhere herein and has been included herein in reliance upon the report of such firm of independent auditors given upon their authority as experts in accounting and auditing.

         Willkie Farr & Gallagher serves as counsel for the Trust and the Adviser.

                              FINANCIAL STATEMENTS

         A statement of assets and liabilities for each Fund dated as of September 30, 1997 follows the Reports of Independent Auditors.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

Commercial Paper Ratings
------------------------

         Commercial paper rated A-1 by Standard and Poor's Ratings Services ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Corporate Bond Ratings
----------------------

The following summarizes the ratings used by S&P for corporate bonds:

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA   - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A    - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - This is the lowest investment grade. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B and CCC - Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB   - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B    - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC   - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C    - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

To provide more detailed indications of credit quality, the ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the ratings used by Moody's for corporate bonds:

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa   - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A    - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba   - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B    - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated
       "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

Ca   - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C    - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                     PART C

                                OTHER INFORMATION

Item 24.      Financial Statements and Exhibits
              ---------------------------------

              (a) Financial Statements included in Part B (to be filed by amendment):

                    (1)   Reports of Independent Accountants

                    (2)   Statements of Assets and Liabilities

              (b)   Exhibits:

Exhibit No.       Description of Exhibit
-----------       ----------------------

    1                  Agreement and Declaration of Trust.

    2                  By-Laws.

    3                  Not applicable.

    4                  Forms of Share Certificates.*

    5                  Form of Investment Advisory Agreements.*

    6                  Form of Distribution Agreement.*

    7                  Not applicable.

    8                  Form of Custodian Agreement.*

    9(a)               Form of Transfer Agency Agreement.*

     (b)               Form of Administration Agreement.*

----------------------------

*  To be filed by amendment.

    10(a) Opinion and Consent of Willkie Farr & Gallagher, counsel to the Trust.*

      (b) Opinion and Consent of Bingham, Dana & Gould, Massachusetts counsel to the Trust.*

    11                 Consent of _________________, Independent Accountants.*

    12                 Not Applicable.

    13                 Form of Purchase Agreement.*

    14                 Not Applicable.

    15                 Not Applicable

    16                 Not Applicable.

    17                 Financial Data Schedules.*


----------------------------

*  To be filed by amendment.


Item 25.   Persons Controlled by or Under Common Control with
           Registrant
           --------------------------------------------------

           All of the outstanding shares of beneficial interest of Registrant on the date Registrant's Registration Statement becomes effective will be owned by GTF Asset Management (USA), Inc. ("GTF"), a corporation formed under New York law.

Item 26.   Number of Holders of Securities
           -------------------------------

           It is anticipated that GTF will hold all Registrant's shares of beneficial interest, par value $0.001 per share, on the date Registrant's Registration Statement becomes effective.

Item 27.   Indemnification
           ---------------

           Registrant, officers and directors of GTF and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. These policies provide insurance for any "Wrongful Act" of an officer, director or trustee. Wrongful Act is defined as breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by an officer, director or trustee in connection with the operation of Registrant. Insurance coverage does not extend to (a) conflicts of interest or gaining in fact any profit or advantage to which one is not legally entitled, (b) intentional non-compliance with any statute or regulation or (c) commission of dishonest, fraudulent acts or omissions. Insofar as it relates to Registrant, the coverage is limited in amount and, in certain circumstances, is subject to a deductible.

           Under Section 1 of Article XII of the Declaration of Trust (the "Declaration"), the Trustees and officers of Registrant, in incurring any debts, liabilities or obligations, or in taking or omitting any other actions for or in connection with Registrant, are or shall be deemed to be acting as Trustees or officers of Registrant and not in their own capacities. No Trustee, officer, employee or agent of Registrant shall be subject to any personal liability whatsoever in tort, contract, or otherwise, to any other person or persons in connection with the assets or affairs of Registrant or of any series of the Registrant (a "Fund") save only that arising from his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Registrant (or if the matter relates only to a particular Fund, that Fund) shall be solely liable for any and all debts, claims, demands, judgments, decrees, liabilities or obligations of any and every kind, against or with respect to Registrant or such Fund in tort, contract or otherwise in connection with the assets or the affairs of Registrant or such Fund and all persons dealing with Registrant or any Portfolio shall be deemed to have agreed that resort shall be had solely to the assets of the Trust or the Fund, as the case may be, for the payment or performance thereof.

           Section 2 of Article XII of the Declaration further limits the liability of the Trustees by providing that a Trustee shall not be liable for errors of judgment or mistakes of fact or law. Furthermore, (i) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser, sub-adviser, administrator, distributor or custodian of Registrant, nor shall any Trustee be responsible for the act or omission of any other Trustee; (ii) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of the Declaration and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (iii) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of Registrant and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of a contracting party appointed by the Trustees pursuant to the Declaration. The Trustees are not required to give any bond or surety or any other security for the performance of their duties.

           Under Section 4 of Article XII of the Declaration any past or present Trustee, officer, employee or agent of Registrant (including persons who serve at Registrant's request as directors, officers, trustees, employees or agents of another organization in which Registrant has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person")) is indemnified against liability and all expenses reasonably incurred by any Covered Person in connection with the defense or disposition of any claim, action, suit or other proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person, or with which he may be or have been threatened, while in office or thereafter, be reason or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Declaration, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration and either (i) the Covered Person provides security for such undertaking or (ii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

           Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim or indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of
           Investment Adviser
           ---------------------------------

           GTF, a subsidiary of Nuri Holdings, Inc., acts as investment adviser to Registrant. GTF renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 28 of officers and directors of GTF, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by GTF (SEC File No. 801-53872).

Item 29.   Principal Underwriter
           ---------------------

           (a) ______________________________ (the "Distributor") will act as distributor for Registrant.

           (b) For information relating to each director and officer of the Distributor, reference is made to Form BD (SEC File No. _________) filed by the Distributor under the Securities Exchange Act of 1934.

           (c) None.

Item 30.   Location of Accounts and Records
           --------------------------------

           (1)     GTF Advantage Funds
                   350 Park Avenue, 19th Floor
                   New York, New York  10022
                   (Registrant's Declaration of Trust, By-laws and minute books)

           (2)      GTF Asset Management (USA) Inc.
                    350 Park Avenue, 19th Floor
                    New York, New York 10022
                    (records relating to its functions as investment adviser)

           (3)      _____________________________________
                    _____________________________________
                    _____________________________________
                    (records relating to its functions as administrator, distributor, transfer agent and custodian)


Item 31.   Management Services
           -------------------

           Not applicable.

Item 32.   Undertakings
           ------------

           (a) Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the 1940 Act relating to communications with the shareholders of certain common-law trusts.

           (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

           (c) Registrant hereby undertakes to file a post-effective amendment, with financial statements of the GTF Asia Growth Fund, GTF Greater China Fund and GTF Eurogrowth Fund, which need not be certified with four to six months from the effective date of Registrant's Registration Statement under the Act.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 31st day of August, 1997.


                                            GTF ADVANTAGE FUNDS



                                            By: /s/ Amy N. Kong
                                                 Amy N. Kong
                                                 President

ATTEST:


           Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title                  Date

/s/ Amy N. Kong                President, Trustee     August 31, 1997
    Amy N. Kong                and Secretary

/s/ Carol Chuang               Vice President and     August 31, 1997
    Carol Chuang               Treasurer

                                INDEX TO EXHIBITS
                                -----------------


Exhibit No.                Description of Exhibit
-----------                ----------------------

    1                      Agreement and Declaration of Trust

    2                      By-Laws